UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3562

HIGH YIELD VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

PROFESSIONALLY MANAGED COMBINATION

FIXED/VARIABLE ANNUITIES

FOR PERSONAL INVESTMENTS AND

QUALIFIED RETIREMENT PLANS

SEMIANNUAL REPORT • June 30, 2009

Capital Appreciation Variable Account

Global Governments Variable Account

Government Securities Variable Account

High Yield Variable Account

Money Market Variable Account

Total Return Variable Account

Issued by

Sun Life Assurance Company of Canada (U.S.),

A Wholly Owned Subsidiary of

Sun Life of Canada (U.S.) Holdings, Inc.

Board Review of Investment Advisory Agreements	Back Cover

Proxy Voting Policies and Information	Back Cover

Quarterly Portfolio Disclosure	Back Cover

Further Information	Back Cover

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Letter from the CEO of MFS

Dear Contract Owners:

In the fall of 2008, the markets took investors on what was perhaps the most tumultuous ride of their lives. Many are now debating when the market will stage a sustainable recovery, but not even the most experienced investor can provide a definitive answer to that question.

Even so, the basic rules of investing have not changed, and the turbulence reinforced the benefits of investing through the waves. Investors who jumped ship early on may have regretted their decisions when the markets gained some traction in the early half of this year. While anyone with a short-term horizon may have needed to take some action, most with longer-term goals probably found the best option was to stick with their long-term strategy.

At MFS® we believe investors are always best served by developing a plan with their investment professionals that addresses specific long-term needs. Most advisors agree that yearly reviews are important to monitor a plan’s progress. Most would also caution their clients against reacting too quickly to the daily news. When markets do recover, they often gain ground in quick, sudden bursts. If you are out of the market, you can easily miss the benefits of these rallies.

Few of us would again like to live through the kind of market turmoil we saw over the past year. But as turbulent as markets were, in our view, they proved that the fundamental principles of long-term investing still apply.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

August 17, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

Portfolio Composition — Capital Appreciation Variable Account

Portfolio structure

Top ten holdings
Cisco Systems, Inc.	4.1%
Accenture Ltd., “A”	3.9%
Oracle Corp.	3.8%
CVS Caremark Corp.	3.5%
PepsiCo, Inc.	3.5%
United Technologies Corp.	2.9%
Google, Inc., “A”	2.9%
Medtronic, Inc.	2.9%
MasterCard, Inc., “A”	2.8%
Danaher Corp.	2.6%

Equity sectors
Technology	21.2%
Health Care	18.7%
Special Products & Services	12.6%
Consumer Staples	10.6%
Industrial Goods & Services	8.8%
Retailing	8.3%
Energy	6.8%
Financial Services	4.5%
Leisure	3.4%
Basic Materials	2.7%
Utilities & Communications	0.7%
Transportation	0.3%

Percentages are based on net assets as of 6/30/09.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition — Global Governments Variable Account

Portfolio structure (i)

Fixed income sectors (i)
Non-U.S. Government Bonds	67.5%
U.S. Treasury Securities	12.3%
Commercial Mortgage-Backed Securities	4.4%
Mortgage-Backed Securities	4.0%
U.S. Government Agencies	2.4%
High Grade Corporates	0.6%

Credit quality of bonds (r)
AAA	55.0%
AA	41.9%
A	3.1%

Portfolio facts
Average Duration (d)(i)	6.1
Average Effective Maturity (i)(m)	7.8 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA+
Average Credit Quality of Rated Securities (short-term) (a)	A-1

Country weightings (i)
United States	32.3%
Japan	20.0%
Italy	13.9%
Spain	5.3%
United Kingdom	4.9%
Germany	4.6%
France	4.0%
Belgium	3.5%
Netherlands	2.8%
Other Countries	8.7%

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 6/30/09.

Percentages are based on net assets as of 6/30/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition — Government Securities Variable Account

Portfolio structure (i)

Fixed income sectors (i)
Mortgage-Backed Securities	65.9%
U.S. Treasury Securities	15.4%
U.S. Government Agencies	13.5%
Municipal Bonds	3.3%
Commercial Mortgage-Backed Securities	2.1%

Credit quality of bonds (r)
AAA	97.6%
AA	2.1%
Not Rated	0.3%

Portfolio facts
Average Duration (d)(i)	3.9
Average Effective Maturity (i)(m)	5.4 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AAA
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 6/30/09.

From time to time “Cash & Other Net Assets” may be negative due to the timing of cash receipts and/or the equivalent exposure of derivatives.

Percentages are based on net assets as of 6/30/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition — High Yield Variable Account

Portfolio structure (i)

Top five industries (i)
Energy-Independent	7.4%
Medical & Health Technology & Services	7.2%
Utilities-Electric Power	6.7%
Cable TV	5.8%
Gaming & Lodging	5.7%

Credit quality of bonds (r)
AAA	3.4%
AA	0.2%
A	0.9%
BBB	1.7%
BB	23.5%
B	44.4%
CCC	19.0%
CC	3.3%
C	0.1%
D	1.1%
Not Rated	2.4%

Portfolio facts
Average Duration (d)(i)	3.6
Average Effective Maturity (i)(m)	5.3 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	B+
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 6/30/09.

Percentages are based on net assets as of 6/30/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition — Money Market Variable Account

Portfolio structure (u)

Short term credit quality (q)
Average Credit Quality Short-Term Bonds (a)	A-1
All holdings are rated “A-1”

Maturity breakdown (u)
0 - 29 days	63.2%
30 - 59 days	20.0%
60 - 89 days	8.6%
90 - 366 days	8.3%
Other Assets Less Liabilities	(0.1)%

(a)	The average credit quality is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(q)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered Not Rated. U.S. Treasuries and U.S. Agency securities are included in the “A-1”-rating category. Percentages are based on the total market value of investments as of 6/30/09.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

From time to time “Other Assets Less Liabilities” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 6/30/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition — Total Return Variable Account

Portfolio structure (i)

Top ten holdings (i)
Fannie Mae, 5.5%, 30 years	3.4%
Lockheed Martin Corp.	2.0%
Exxon Mobil Corp.	1.9%
JPMorgan Chase & Co.	1.9%
Fannie Mae, 6.0%, 30 years	1.8%
AT&T, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Bank of New York Mellon Corp.	1.4%
Goldman Sachs Group, Inc.	1.4%
TOTAL S.A., ADR	1.4%

Equity sectors
Financial Services	11.3%
Energy	7.8%
Consumer Staples	7.0%
Health Care	6.8%
Utilities & Communications	6.7%
Industrial Goods & Services	5.5%
Technology	3.6%
Retailing	3.6%
Basic Materials	2.0%
Leisure	1.6%
Special Products & Services	1.5%
Autos & Housing	0.6%
Transportation	0.2%

Fixed income sectors (i)
Mortgage-Backed Securities	15.5%
High Grade Corporates	11.2%
U.S. Treasury Securities	7.7%
Commercial Mortgage-Backed Securities	2.6%
Non-U.S. Government Bonds	1.1%
U.S. Government Agencies	0.8%
Emerging Markets Bonds	0.4%
Asset-Backed Securities	0.4%
High Yield Corporates	0.2%
Municipal Bonds	0.1%
Residential Mortgage-Backed Securities (o)	0.0%

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(o)	Less than 0.1%.

Percentages are based on net assets as of 6/30/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Portfolio of Investments (unaudited) — June 30, 2009

Capital Appreciation Variable Account

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 98.6%
Aerospace - 3.3%
Precision Castparts Corp.	6,750	$492,949
United Technologies Corp.	63,100	3,278,676

		$3,771,625

Alcoholic Beverages - 0.9%
Diageo PLC	71,130	$1,019,856

Apparel Manufacturers - 3.2%
LVMH Moet Hennessy Louis Vuitton S.A.	19,780	$1,509,511
NIKE, Inc., “B”	40,990	2,122,462

		$3,631,973

Biotechnology - 2.3%
Genzyme Corp. (a)	46,270	$2,575,851

Broadcasting - 2.7%
Grupo Televisa S.A., ADR	34,740	$590,580
Omnicom Group, Inc.	76,840	2,426,607

		$3,017,187

Brokerage & Asset Managers - 1.7%
Charles Schwab Corp.	63,790	$1,118,877
CME Group, Inc.	2,550	793,331

		$1,912,208

Business Services - 12.6%
Accenture Ltd., “A”	133,510	$4,467,245
Amdocs Ltd. (a)	49,750	1,067,138
Automatic Data Processing, Inc.	18,790	665,918
Dun & Bradstreet Corp.	23,070	1,873,515
Fidelity National Information Services, Inc.	30,650	611,774
MasterCard, Inc., “A”	19,300	3,229,083
Visa, Inc., “A”	7,780	484,383
Western Union Co.	119,210	1,955,044

		$14,354,100

Cable TV - 0.7%
DIRECTV Group, Inc. (a)	30,520	$754,149

Chemicals - 1.6%
3M Co.	30,850	$1,854,085

Computer Software - 4.1%
Oracle Corp.	200,580	$4,296,424
VeriSign, Inc. (a)	21,930	405,266

		$4,701,690

Computer Software - Systems - 5.2%
Apple, Inc. (a)	12,310	$1,753,313
EMC Corp. (a)	68,350	895,385
Hewlett-Packard Co.	41,410	1,600,497
International Business Machines Corp.	15,610	1,629,996

		$5,879,191

Consumer Goods & Services - 4.6%
Colgate-Palmolive Co.	35,910	$2,540,273
Procter & Gamble Co.	52,850	2,700,635

		$5,240,908

Electrical Equipment - 5.5%
Danaher Corp.	46,950	$2,898,693
Rockwell Automation, Inc.	69,970	2,247,436
W.W. Grainger, Inc.	13,160	1,077,541

		$6,223,670

Electronics - 3.3%
KLA-Tencor Corp.	15,690	$396,173
National Semiconductor Corp.	102,940	1,291,897
Samsung Electronics Co. Ltd., GDR	3,941	919,238

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Electronics - continued
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	116,822	$1,099,295

		$3,706,603

Energy - Integrated - 4.3%
Chevron Corp.	27,300	$1,808,625
Exxon Mobil Corp.	7,330	512,440
Hess Corp.	16,450	884,188
Marathon Oil Corp.	56,520	1,702,948

		$4,908,201

Food & Beverages - 5.1%
Groupe Danone	17,970	$886,860
Nestle S.A.	26,307	990,734
PepsiCo, Inc.	71,830	3,947,777

		$5,825,371

Food & Drug Stores - 3.5%
CVS Caremark Corp.	124,909	$3,980,850

General Merchandise - 0.6%
Target Corp.	16,930	$668,227

Internet - 3.6%
eBay, Inc. (a)	46,550	$797,402
Google, Inc., “A” (a)	7,730	3,258,891

		$4,056,293

Major Banks - 2.8%
Bank of New York Mellon Corp.	44,784	$1,312,619
State Street Corp.	39,970	1,886,584

		$3,199,203

Medical & Health Technology & Services - 2.1%
Medco Health Solutions, Inc. (a)	14,760	$673,204
Patterson Cos., Inc. (a)	50,150	1,088,255
VCA Antech, Inc. (a)	22,520	601,284

		$2,362,743

Medical Equipment - 9.3%
DENTSPLY International, Inc.	74,340	$2,268,857
Medtronic, Inc.	93,000	3,244,770
Thermo Fisher Scientific, Inc. (a)	45,040	1,836,281
Waters Corp. (a)	44,400	2,285,268
Zimmer Holdings, Inc. (a)	20,490	872,874

		$10,508,050

Metals & Mining - 0.7%
BHP Billiton Ltd., ADR	14,160	$774,977

Network & Telecom - 4.4%
Cisco Systems, Inc. (a)	246,850	$4,601,284
Research in Motion Ltd. (a)	5,980	424,879

		$5,026,163

Oil Services - 2.5%
Halliburton Co.	82,720	$1,712,304
Noble Corp.	37,540	1,135,585

		$2,847,889

Personal Computers & Peripherals - 0.6%
NetApp, Inc. (a)	35,950	$708,934

Pharmaceuticals - 5.0%
Abbott Laboratories	37,750	$1,775,760
Allergan, Inc.	26,180	1,245,644
Johnson & Johnson	24,720	1,404,096
Merck KGaA	9,180	933,666
Roche Holding AG	2,750	373,821

		$5,732,987

8-CAVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Specialty Chemicals - 0.4%
Praxair, Inc.	7,210	$512,415

Specialty Stores - 1.0%
Staples, Inc.	53,920	$1,087,566

Telecommunications - Wireless - 0.7%
America Movil S.A.B. de C.V., “L”, ADR	19,860	$768,979

Trucking - 0.3%
United Parcel Service, Inc., “B”	7,060	$352,929

Total Common Stocks (Identified Cost, $117,288,731)		$111,964,873

MONEY MARKET FUNDS (v) - 1.3%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	1,527,235	$1,527,235

Total Investments (Identified Cost, $118,815,966)		$113,492,108

OTHER ASSETS, LESS LIABILITIES - 0.1%		73,115

NET ASSETS - 100.0%		$113,565,223

See portfolio footnotes and notes to financial statements.

9-CAVA

Portfolio of Investments (unaudited) — June 30, 2009

Global Governments Variable Account

Issuer	Shares/Par		Value ($)

BONDS - 89.8%
Foreign Bonds - 66.5%
Austria - 0.7%
Republic of Austria, 4.65%, 2018	EUR	40,000	$58,828

Belgium - 3.4%
Kingdom of Belgium, 5.5%, 2017	EUR	167,000	$263,033

Canada - 2.2%
Bayview Commercial Asset Trust, FRN, 0.893%, 2023 (z)	CAD	30,000	$16,649
Canada Housing Trust, 4.6%, 2011 (n)	CAD	57,000	52,187
Government of Canada, 4.5%, 2015	CAD	42,000	39,611
Government of Canada, 4.25%, 2018	CAD	49,000	45,448
Government of Canada, 5.75%, 2033	CAD	18,000	19,677

			$173,572

France - 3.9%
Republic of France, 6%, 2025	EUR	141,000	$239,340
Republic of France, 4.75%, 2035	EUR	40,000	59,243

			$298,583

Germany - 4.5%
Federal Republic of Germany, 5%, 2011	EUR	45,000	$67,508
Federal Republic of Germany, 3.75%, 2013	EUR	51,000	75,403
Federal Republic of Germany, 6.25%, 2030	EUR	116,000	203,758

			$346,669

Greece - 1.7%
Republic of Greece, 3.6%, 2016	EUR	97,000	$131,780

Ireland - 1.8%
Republic of Ireland, 4.6%, 2016	EUR	99,000	$137,488

Italy - 13.6%
Republic of Italy, 4.75%, 2013	EUR	389,000	$582,118
Republic of Italy, 5.25%, 2017	EUR	305,000	467,764

			$1,049,882

Japan - 19.9%
Government of Japan, 1.3%, 2014	JPY	11,000,000	$117,169
Government of Japan, 1.7%, 2017	JPY	81,000,000	879,916
Government of Japan, 2.1%, 2024	JPY	25,000,000	269,610
Government of Japan, 2.2%, 2027	JPY	20,000,000	214,348
Government of Japan, 2.4%, 2037	JPY	5,000,000	54,260

			$1,535,303

Netherlands - 2.7%
Kingdom of Netherlands, 3.75%, 2014	EUR	142,000	$207,585

Portugal - 1.1%
Republic of Portugal, 4.45%, 2018	EUR	59,000	$84,187

Spain - 5.1%
Kingdom of Spain, 5%, 2012	EUR	195,000	$296,162
Kingdom of Spain, 4.6%, 2019	EUR	67,000	97,582

			$393,744

Sweden - 1.0%
Kingdom of Sweden, 4.5%, 2015	SEK	540,000	$75,794

United Kingdom - 4.9%
United Kingdom Treasury, 8%, 2015	GBP	81,000	$172,379
United Kingdom Treasury, 8%, 2021	GBP	57,000	131,535
United Kingdom Treasury, 4.25%, 2036	GBP	46,000	73,693

			$377,607

Total Foreign Bonds			$5,134,055

Issuer	Shares/Par	Value ($)

BONDS - continued
U.S. Bonds - 23.3%
Asset Backed & Securitized - 4.2%
Banc of America Commercial Mortgage, Inc., FRN, “A4”, 5.414%, 2047	$35,000	$27,907
Commercial Mortgage Asset Trust, FRN, 1.093%, 2032 (i)(z)	962,861	18,927
Commercial Mortgage Pass-Through Certificates, FRN, 0.509%, 2017 (n)	59,000	51,404
Commercial Mortgage Pass-Through Certificates, FRN, 0.519%, 2017 (n)	80,445	69,906
First Union National Bank Commercial Mortgage Trust, FRN, 1.143%, 2043 (i)(n)	1,432,158	17,231
Greenwich Capital Commercial Funding Corp., FRN, 5.917%, 2038	55,000	45,116
GS Mortgage Securities Corp., 5.56%, 2039	40,000	32,624
JPMorgan Chase Commercial Mortgage Securities Corp., 5.429%, 2043	35,000	28,295
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.882%, 2051	41,000	30,704

		$322,114

Local Authorities - 0.6%
Metropolitan Transportation Authority, NY, (Build America Bonds), 7.336%, 2039	$20,000	$23,572
Utah Transit Authority Sales Tax Rev. (Build America Bonds), “B”, 5.937%, 2039	25,000	25,359

		$48,931

Mortgage Backed - 4.0%
Fannie Mae, 4.781%, 2012	$39,503	$41,409
Fannie Mae, 5.37%, 2013	23,949	25,545
Fannie Mae, 4.78%, 2015	23,568	24,539
Fannie Mae, 5.5%, 2015	9,000	9,666
Fannie Mae, 5.09%, 2016	25,000	26,258
Fannie Mae, 5.423%, 2016	23,942	25,689
Fannie Mae, 5.16%, 2018	24,408	25,855
Fannie Mae, 5.1%, 2019	10,980	11,409
Fannie Mae, 5.18%, 2019	10,980	11,496
Fannie Mae, 6.16%, 2019	10,515	11,544
Freddie Mac, 5.085%, 2019	10,000	10,383
Freddie Mac, 5%, 2025-2028	77,769	80,144

		$303,937

U.S. Government Agencies and Equivalents - 2.4%
Aid-Egypt, 4.45%, 2015	$49,000	$51,056
Small Business Administration, 4.57%, 2025	35,092	36,043
Small Business Administration, 5.21%, 2026	93,609	97,709

		$184,808

U.S. Treasury Obligations - 12.1%
U.S. Treasury Bonds, 4.75%, 2017	$196,000	$214,866
U.S. Treasury Bonds, 8%, 2021	29,000	40,011
U.S. Treasury Bonds, 6.875%, 2025	79,000	103,502
U.S. Treasury Notes, 4.75%, 2012	248,000	269,390
U.S. Treasury Notes, 4.125%, 2015	70,000	74,659
U.S. Treasury Notes, TIPS, 2%, 2016	227,769	231,185

		$933,613

Total U.S. Bonds		$1,793,403

Total Bonds (Identified Cost, $6,785,967)		$6,927,458

10-WGVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS (v) - 8.3%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	643,930	$643,930

Total Investments (Identified Cost, $7,429,897)		$7,571,388

OTHER ASSETS, LESS LIABILITIES - 1.9%		145,867

NET ASSETS - 100.0%		$7,717,255

Derivative Contracts at 6/30/09

Forward Foreign Currency Exchange Contracts at 6/30/09

	Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
	BUY	AUD	Credit Suisse Group	8,500	7/01/09	$6,342	$6,849	$507
	BUY	AUD	UBS AG	128,832	7/01/09-7/15/09	98,677	103,811	5,134
	SELL	AUD	HSBC Bank	37,920	7/01/09	31,000	30,556	444
	SELL	AUD	UBS AG	39,980	7/01/09	32,286	32,216	70
	SELL	CAD	HSBC Bank	9,626	8/17/09	8,500	8,278	222
	BUY	DKK	UBS AG	289,472	7/01/09	51,685	54,530	2,845
	SELL	DKK	UBS AG	289,472	7/01/09	54,697	54,530	167
	BUY	EUR	Barclays Bank PLC	5,500	7/20/09	7,651	7,715	64
	BUY	EUR	JPMorgan Chase Bank	58,592	7/15/09-7/20/09	80,852	82,198	1,346
	BUY	EUR	UBS AG	5,416	7/20/09	7,519	7,599	80
	BUY	GBP	Barclays Bank PLC	76,984	7/15/09	117,389	126,652	9,263
	BUY	GBP	Citibank N.A.	17,355	7/15/09	26,858	28,553	1,695
	BUY	GBP	JPMorgan Chase Bank	22,394	7/15/09	36,748	36,842	94
	SELL	GBP	HSBC Bank	26,532	7/15/09	44,000	43,651	349
	BUY	JPY	HSBC Bank	782,480	7/15/09	8,000	8,124	124
	SELL	JPY	Barclays Bank PLC	3,614,131	7/15/09	37,890	37,522	368
	SELL	JPY	Goldman Sachs International	3,579,949	7/15/09	37,445	37,167	278
	SELL	JPY	Merrill Lynch International Bank	1,905,009	7/15/09	19,950	19,777	173
	BUY	NOK	Citibank N.A.	341,903	8/31/09	52,686	53,091	405
	BUY	NZD	Credit Suisse Group	2,882	7/08/09	1,857	1,858	1
	BUY	NZD	UBS AG	61,274	7/08/09	37,709	39,520	1,811

								$25,440

Liability Derivatives
	BUY	AUD	Credit Suisse Group	7,423	7/01/09	$6,000	$5,982	$(18)
	BUY	AUD	UBS AG	39,980	8/31/09	32,139	32,075	(64)
	SELL	AUD	UBS AG	64,870	7/01/09	46,738	52,272	(5,534)
	BUY	CAD	Citibank N.A.	12,993	8/17/09	12,000	11,174	(826)
	BUY	CAD	UBS AG	165,892	8/17/09	145,001	142,661	(2,340)
	SELL	CAD	UBS AG	209,630	8/17/09	179,312	180,273	(961)
	SELL	CHF	Credit Suisse Group	29,751	7/27/09	27,375	27,390	(15)
	BUY	DKK	UBS AG	289,472	8/31/09	54,649	54,478	(171)
	BUY	EUR	UBS AG	34,368	7/20/09	48,302	48,215	(87)
	SELL	EUR	Credit Suisse Group	76,000	7/20/09	105,148	106,618	(1,470)
	SELL	EUR	JPMorgan Chase Bank	107,079	7/20/09	147,482	150,217	(2,735)
	SELL	EUR	UBS AG	255,351	7/20/09	346,537	358,225	(11,688)
	SELL	GBP	Deutsche Bank AG	43,871	7/15/09	67,091	72,175	(5,084)
	BUY	JPY	Barclays Bank PLC	288,751	7/21/09	3,000	2,998	(2)
	BUY	JPY	Citibank N.A.	911,864	7/21/09	9,548	9,467	(81)
	BUY	JPY	Credit Suisse Group	1,071,980	7/21/09	11,213	11,130	(83)
	BUY	JPY	HSBC Bank	5,142,615	7/15/09	53,520	53,391	(129)
	BUY	JPY	JPMorgan Chase Bank	84,218,803	7/15/09-7/21/09	880,472	874,369	(6,103)
	BUY	JPY	UBS AG	8,615,343	7/21/09	90,200	89,450	(750)
	SELL	JPY	Barclays Bank PLC	2,260,869	7/15/09-7/21/09	23,000	23,473	(473)
	SELL	JPY	Credit Suisse Group	483,610	7/15/09	5,000	5,021	(21)

11-WGVA

Portfolio of Investments (unaudited) — continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives (continued)
SELL	JPY	HSBC Bank USA	1,035,262	7/15/09	$10,540	$10,748	$(208)
BUY	NZD	UBS AG	62,395	7/08/09	40,667	40,243	(424)
SELL	NZD	UBS AG	126,381	7/08/09	73,103	81,513	(8,410)
SELL	SEK	UBS AG	283,115	8/31/09	35,841	36,693	(852)

							$(48,529)

At June 30, 2009, the variable account had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See portfolio footnotes and notes to financial statements.

12-WGVA

Portfolio of Investments (unaudited) — June 30, 2009

Government Securities Variable Account

Issuer	Shares/Par	Value ($)

BONDS - 96.9%
Agency - Other - 4.6%
Financing Corp., 9.4%, 2018	$1,020,000	$1,414,878
Financing Corp., 10.35%, 2018	500,000	703,075
Financing Corp., STRIPS, 0%, 2017	1,220,000	827,596

		$2,945,549

Asset Backed & Securitized - 2.1%
Banc of America Commercial Mortgage, Inc., FRN, 5.837%, 2049	$276,364	$195,569
Banc of America Commercial Mortgage, Inc., FRN, “A4”, 5.414%, 2047	316,832	252,626
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	424,864	309,752
Greenwich Capital Commercial Funding Corp., FRN, 5.914%, 2038	67,787	55,605
GS Mortgage Securities Corp., 5.56%, 2039	179,763	146,616
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.006%, 2049	249,825	190,775
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.188%, 2051	242,098	188,876

		$1,339,819

Mortgage Backed - 65.6%
Fannie Mae, 5.503%, 2011	$79,000	$83,578
Fannie Mae, 6.088%, 2011	124,000	131,870
Fannie Mae, 4.73%, 2012	89,964	94,188
Fannie Mae, 4.79%, 2012-2015	1,031,444	1,076,942
Fannie Mae, 4.845%, 2013	248,449	261,047
Fannie Mae, 5%, 2013-2035	2,941,945	3,050,599
Fannie Mae, 5.06%, 2013	100,020	104,563
Fannie Mae, 5.098%, 2013	126,965	134,453
Fannie Mae, 4.589%, 2014	97,438	101,253
Fannie Mae, 4.6%, 2014	119,894	124,535
Fannie Mae, 4.609%, 2014	363,560	378,277
Fannie Mae, 4.77%, 2014	101,253	105,791
Fannie Mae, 4.84%, 2014	724,305	760,698
Fannie Mae, 4.872%, 2014	459,943	481,650
Fannie Mae, 5.1%, 2014-2015	195,357	206,178
Fannie Mae, 4.5%, 2015-2028	2,123,342	2,197,443
Fannie Mae, 4.56%, 2015	154,758	159,766
Fannie Mae, 4.62%, 2015	172,431	178,620
Fannie Mae, 4.665%, 2015	104,497	108,400
Fannie Mae, 4.7%, 2015	120,100	124,767
Fannie Mae, 4.74%, 2015	96,759	100,606
Fannie Mae, 4.81%, 2015	122,761	128,290
Fannie Mae, 4.815%, 2015	117,000	121,995
Fannie Mae, 4.82%, 2015	241,022	251,572
Fannie Mae, 4.89%, 2015	84,642	88,651
Fannie Mae, 4.921%, 2015	299,226	313,868
Fannie Mae, 5.466%, 2015	113,226	121,629
Fannie Mae, 6.5%, 2016-2037	1,306,371	1,398,518
Fannie Mae, 5.5%, 2017-2037	9,448,553	9,817,090
Fannie Mae, 6%, 2017-2037	2,885,778	3,032,030
Fannie Mae, 4.88%, 2020	79,169	81,643
Fannie Mae, 7.5%, 2022-2031	126,148	137,624
Freddie Mac, 4.375%, 2015	282,899	290,385
Freddie Mac, 4.5%, 2015-2026	424,665	432,911
Freddie Mac, 5%, 2016-2032	2,797,870	2,886,318
Freddie Mac, 5.085%, 2019	312,000	323,937
Freddie Mac, 6%, 2019-2038	3,207,246	3,365,350
Freddie Mac, 5.5%, 2022-2036	5,297,225	5,479,857
Freddie Mac, 6.5%, 2032-2037	491,153	526,089
Ginnie Mae, 5.5%, 2033-2038	2,126,709	2,204,580
Ginnie Mae, 5.612%, 2058	581,391	601,376

Issuer	Shares/Par	Value ($)

BONDS - continued
Mortgage Backed - continued
Ginnie Mae, 6.36%, 2058	$336,926	$356,642

		$41,925,579

Municipals - 3.3%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$670,000	$699,755
Harris County, TX, “C”, FSA, 5.25%, 2027	125,000	137,831
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2028	350,000	380,457
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	250,000	284,820
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	115,000	125,631
Massachusetts Water Resources Authority Rev., “B”, FSA, 5.25%, 2035	440,000	457,222

		$2,085,716

U.S. Government Agencies and Equivalents - 8.6%
Aid-Egypt, 4.45%, 2015	$473,000	$492,847
Empresa Energetica Cornito Ltd., 6.07%, 2010	712,000	732,748
Farmer Mac, 5.5%, 2011 (n)	690,000	736,071
PNC Funding Corp., 2.3%, 2012 (m)	495,000	499,031
Small Business Administration, 8.7%, 2009	4,382	4,511
Small Business Administration, 6.44%, 2021	320,001	343,545
Small Business Administration, 6.625%, 2021	425,646	458,879
Small Business Administration, 4.98%, 2023	190,174	196,342
Small Business Administration, 4.77%, 2024	418,601	433,425
Small Business Administration, 4.99%, 2024	201,965	209,834
Small Business Administration, 5.11%, 2025	255,197	265,645
U.S. Department of Housing & Urban Development, 6.36%, 2016	500,000	539,812
U.S. Department of Housing & Urban Development, 6.59%, 2016	611,000	613,088

		$5,525,778

U.S. Treasury Obligations - 12.7%
U.S. Treasury Bonds, 9.25%, 2016	$19,000	$26,012
U.S. Treasury Bonds, 7.5%, 2016	218,000	278,069
U.S. Treasury Bonds, 4.75%, 2017	507,000	555,799
U.S. Treasury Bonds, 7.875%, 2021	63,000	85,532
U.S. Treasury Bonds, 6.25%, 2023	16,000	19,490
U.S. Treasury Bonds, 6.75%, 2026 (f)	1,224,000	1,592,921
U.S. Treasury Bonds, 5.25%, 2029	1,120,000	1,259,651
U.S. Treasury Bonds, 4.375%, 2038	41,000	41,404
U.S. Treasury Notes, 4.75%, 2010	450,000	462,129
U.S. Treasury Notes, 1.125%, 2012	1,170,000	1,162,505
U.S. Treasury Notes, 4.125%, 2012	53,000	56,925
U.S. Treasury Notes, 4%, 2014	211,000	225,786
U.S. Treasury Notes, 2.625%, 2016	201,000	194,342
U.S. Treasury Notes, 3.75%, 2018	1,752,000	1,782,257
U.S. Treasury Notes, 6.375%, 2027	326,000	411,473

		$8,154,295

Total Bonds (Identified Cost, $60,086,179)		$61,976,736

13-GSVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS (v) - 2.4%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	1,541,106	$1,541,106

Total Investments (Identified Cost, $61,627,285)		$63,517,842

OTHER ASSETS, LESS LIABILITIES - 0.7%		424,104

NET ASSETS - 100.0%		$63,941,946

Derivatives Contracts at 6/30/09

Futures contracts outstanding at 6/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	18	$2,064,938	Sep-09	$(5,126)
U.S. Treasury Note 10 yr (Long)	USD	3	348,797	Sep-09	(2,800)
U.S. Treasury Bond 30 yr (Short)	USD	7	828,516	Sep-09	(7,681)

					$(15,607)

At June 30, 2009, the variable account had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See portfolio footnotes and notes to financial statements.

14-GSVA

Portfolio of Investments (unaudited) — June 30, 2009

High Yield Variable Account

Issuer	Shares/Par	Value ($)

BONDS - 86.7%
Aerospace - 1.3%
Bombardier, Inc., 6.3%, 2014 (n)	$100,000	$87,500
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	193,000	99,395
TransDigm Group, Inc., 7.75%, 2014	75,000	71,250
Vought Aircraft Industries, Inc., 8%, 2011	315,000	196,875

		$455,020

Airlines - 1.6%
American Airlines, Inc., 10.375%, 2019	$80,000	$80,600
AMR Corp., 7.858%, 2013	170,000	159,375
Continental Airlines, Inc., 7.339%, 2014	281,000	199,510
Continental Airlines, Inc., 6.9%, 2018	42,467	32,275
Continental Airlines, Inc., 6.748%, 2018	30,483	22,253
Delta Air Lines, Inc., 7.111%, 2013	70,000	65,100

		$559,113

Asset Backed & Securitized - 3.8%
ARCap REIT, Inc., CDO, “H”, 6.086%, 2045 (z)	$165,567	$9,934
Banc of America Commercial Mortgage, Inc., 5.39%, 2045	75,059	42,100
Banc of America Commercial Mortgage, Inc., 5.772%, 2051	315,434	146,198
Banc of America Commercial Mortgage, Inc., FRN, 5.837%, 2049	160,000	113,224
Banc of America Commercial Mortgage, Inc., FRN, 6.002%, 2051	71,823	35,847
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2049	148,212	26,554
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	70,665	33,693
Crest Ltd., CDO, 7%, 2040	154,000	11,550
CWCapital LLC, 5.223%, 2048	45,000	32,377
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032	165,000	95,889
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045	224,410	127,952
JPMorgan Chase Commercial Mortgage Securities Corp., 5.466%, 2047	145,361	70,737
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	255,000	187,703
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.26%, 2051	110,000	23,207
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050	110,000	27,162
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 2049	242,759	109,089
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	160,000	114,415
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.902%, 2050	62,000	29,294
Wachovia Bank Commercial Mortgage Trust, FRN, 5.943%, 2047	87,180	12,533
Wachovia Bank Commercial Mortgage Trust, FRN, 6.099%, 2051	240,129	109,660
Wachovia Credit, CDO, FRN, 1.957%, 2026 (z)	250,000	10,000

		$1,369,118

Issuer		Shares/Par	Value ($)

BONDS - continued
Automotive - 3.7%
Accuride Corp., 8.5%, 2015		$140,000	$28,000
Allison Transmission, Inc., 11%, 2015 (n)		290,000	229,100
FCE Bank PLC, 7.125%, 2012	EUR	300,000	355,622
Ford Motor Credit Co. LLC, 9.75%, 2010		$140,000	134,105
Ford Motor Credit Co. LLC, 12%, 2015		359,000	335,721
Goodyear Tire & Rubber Co., 9%, 2015		230,000	227,700
Goodyear Tire & Rubber Co., 10.5%, 2016		30,000	30,300

			$1,340,548

Broadcasting - 3.0%
Allbritton Communications Co., 7.75%, 2012		$328,000	$253,380
Bonten Media Acquisition Co., 9.75%, 2015 (p)(z)		141,581	26,974
CanWest MediaWorks LP, 9.25%, 2015 (a)(n)		160,000	16,000
Clear Channel Communications, Inc., 10.75%, 2016		75,000	23,250
Lamar Media Corp., 6.625%, 2015		120,000	105,000
Lamar Media Corp., “C”, 6.625%, 2015		145,000	122,525
LBI Media, Inc., 8.5%, 2017 (z)		100,000	52,625
LIN TV Corp., 6.5%, 2013		215,000	154,800
Local TV Finance LLC, 10%, 2015 (p)(z)		252,000	41,370
Newport Television LLC, 13%, 2017 (n)(p)		280,000	18,929
Nexstar Broadcasting Group, Inc., 7%, 2014		67,000	24,623
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)		201,191	57,071
Univision Communications, Inc., 12%, 2014 (z)		20,000	19,650
Univision Communications, Inc., 9.75%, 2015 (n)(p)		305,000	167,788
Young Broadcasting, Inc., 8.75%, 2014 (d)		80,000	200

			$1,084,185

Brokerage & Asset Managers - 0.9%
Janus Capital Group, Inc., 6.95%, 2017		$220,000	$192,122
Nuveen Investments, Inc., 10.5%, 2015 (n)		175,000	120,750

			$312,872

Building - 1.7%
Associated Materials, Inc., 9.75%, 2012		$95,000	$83,125
Associated Materials, Inc., 11.25%, 2014		120,000	52,800
Building Materials Corp. of America, 7.75%, 2014		140,000	124,600
Nortek, Inc., 10%, 2013		170,000	136,425
Nortek, Inc., 8.5%, 2014		95,000	27,075
Owens Corning, 9%, 2019		95,000	92,148
Ply Gem Industries, Inc., 11.75%, 2013		125,000	80,625

			$596,798

15-HYVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
Business Services - 2.1%
First Data Corp., 9.875%, 2015	$350,000	$248,500
Iron Mountain, Inc., 6.625%, 2016	145,000	129,775
SunGard Data Systems, Inc., 9.125%, 2013	120,000	113,400
SunGard Data Systems, Inc., 10.25%, 2015	261,000	241,099
Terremark Worldwide, Inc., 12%, 2017 (z)	25,000	24,000

		$756,774

Cable TV - 4.9%
CCO Holdings LLC, 8.75%, 2013	$335,000	$318,250
Charter Communications, Inc., 10.375%, 2014 (n)	115,000	110,113
Charter Communications, Inc., 10.875%, 2014 (n)	135,000	139,725
CSC Holdings, Inc., 6.75%, 2012	285,000	275,025
CSC Holdings, Inc., 8.5%, 2014 (n)	50,000	49,563
DirectTV Holdings LLC, 7.625%, 2016	435,000	423,038
Mediacom LLC, 9.5%, 2013	85,000	80,963
Videotron LTEE, 6.875%, 2014	50,000	46,250
Virgin Media Finance PLC, 9.5%, 2016	100,000	98,500
Virgin Media, Inc., 9.125%, 2016	228,000	219,450

		$1,760,877

Chemicals - 2.3%
Dow Chemical Co., 8.55%, 2019	$140,000	$140,249
Innophos Holdings, Inc., 8.875%, 2014	205,000	187,575
KI Holdings, Inc., 0% to 2009, 9.875% to 2014	278,000	249,505
Momentive Performance Materials, Inc., 12.5%, 2014 (z)	108,000	85,860
Momentive Performance Materials, Inc., 10.875%, 2014 (p)	127,428	47,075
Momentive Performance Materials, Inc., 11.5%, 2016	65,000	18,200
Nalco Co., 8.875%, 2013	105,000	107,100

		$835,564

Construction - 0.2%
Lennar Corp., 12.25%, 2017 (n)	$65,000	$68,250

Consumer Goods & Services - 3.4%
Corrections Corp. of America, 6.25%, 2013	$120,000	$113,700
GEO Group, Inc., 8.25%, 2013	170,000	165,750
Jarden Corp., 7.5%, 2017	70,000	61,250
KAR Holdings, Inc., 10%, 2015	185,000	151,700
KAR Holdings, Inc., FRN, 5.027%, 2014	85,000	63,963
Service Corp. International, 7.375%, 2014	110,000	103,950
Service Corp. International, 7%, 2017	400,000	362,000
Ticketmaster, 10.75%, 2016 (n)	190,000	169,100
Visant Holding Corp., 8.75%, 2013	40,000	39,300

		$1,230,713

Containers - 1.7%
Crown Americas LLC, 7.625%, 2013	$150,000	$146,250
Graham Packaging Holdings Co., 9.875%, 2014	220,000	204,600
Greif, Inc., 6.75%, 2017	165,000	151,388
Owens-Brockway Glass Container, Inc., 8.25%, 2013	95,000	95,475

		$597,713

Issuer	Shares/Par	Value ($)

BONDS - continued
Defense Electronics - 0.9%
L-3 Communications Corp., 6.125%, 2014	$235,000	$218,550
L-3 Communications Corp., 5.875%, 2015	105,000	93,188

		$311,738

Electronics - 0.8%
Avago Technologies Ltd., 11.875%, 2015	$115,000	$114,713
Flextronics International Ltd., 6.25%, 2014	49,000	45,815
Freescale Semiconductor, Inc., 8.875%, 2014	160,000	80,800
Spansion, Inc., 11.25%, 2016 (d)(n)	165,000	41,456

		$282,784

Emerging Market Sovereign - 0.2%
Republic of Argentina, 1.683%, 2009	$19,729	$19,255
Republic of Argentina, FRN, 1.683%, 2012	57,263	36,419

		$55,674

Energy - Independent - 7.3%
Chaparral Energy, Inc., 8.875%, 2017	$225,000	$139,500
Chesapeake Energy Corp., 7%, 2014	87,000	80,475
Chesapeake Energy Corp., 9.5%, 2015	90,000	90,675
Chesapeake Energy Corp., 6.375%, 2015	315,000	280,350
Forest Oil Corp., 8.5%, 2014 (n)	30,000	29,475
Forest Oil Corp., 7.25%, 2019	230,000	205,850
Hilcorp Energy I LP, 9%, 2016 (n)	225,000	195,750
Mariner Energy, Inc., 8%, 2017	250,000	207,500
McMoRan Exploration Co., 11.875%, 2014	105,000	88,856
Newfield Exploration Co., 6.625%, 2014	125,000	115,156
OPTI Canada, Inc., 8.25%, 2014	255,000	168,300
Penn Virginia Corp., 10.375%, 2016	95,000	96,663
Petrohawk Energy Corp., 10.5%, 2014 (n)	95,000	97,138
Plains Exploration & Production Co., 7%, 2017	290,000	253,750
Quicksilver Resources, Inc., 8.25%, 2015	60,000	53,400
Quicksilver Resources, Inc., 7.125%, 2016	295,000	230,100
Range Resources Corp., 8%, 2019	70,000	68,863
SandRidge Energy, Inc., 9.875%, 2016 (n)	45,000	43,425
SandRidge Energy, Inc., 8%, 2018 (n)	195,000	166,725

		$2,611,951

Entertainment - 0.8%
AMC Entertainment, Inc., 11%, 2016	$150,000	$145,125
AMC Entertainment, Inc., 8.75%, 2019 (n)	120,000	112,800
Cinemark USA, Inc., 8.625%, 2019 (z)	45,000	44,438

		$302,363

Financial Institutions - 2.0%
GMAC LLC, 6.875%, 2011 (n)	$381,000	$333,375
GMAC LLC, 7%, 2012 (n)	90,000	76,320
GMAC LLC, 6.75%, 2014 (n)	210,000	164,850

16-HYVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
Financial Institutions - continued
GMAC LLC, 8%, 2031 (n)	$150,000	$105,000
International Lease Finance Corp., 5.625%, 2013	65,000	49,105

		$728,650

Food & Beverages - 2.1%
ARAMARK Corp., 8.5%, 2015	$115,000	$111,550
B&G Foods, Inc., 8%, 2011	175,000	173,688
Dean Foods Co., 7%, 2016	155,000	141,438
Del Monte Corp., 6.75%, 2015	185,000	175,288
Michael Foods, Inc., 8%, 2013	175,000	170,625

		$772,589

Forest & Paper Products - 2.1%
Buckeye Technologies, Inc., 8%, 2010	$14,000	$13,720
Buckeye Technologies, Inc., 8.5%, 2013	335,000	311,550
Georgia-Pacific Corp., 7.125%, 2017 (n)	65,000	60,450
Georgia-Pacific Corp., 8%, 2024	75,000	63,750
Graphic Packaging International Corp., 9.5%, 2013	120,000	114,600
Jefferson Smurfit Corp., 8.25%, 2012 (d)	95,000	35,625
JSG Funding PLC, 7.75%, 2015	25,000	19,313
Millar Western Forest Products Ltd., 7.75%, 2013	245,000	112,700
Smurfit-Stone Container Corp., 8%, 2017 (d)	54,000	19,980

		$751,688

Gaming & Lodging - 5.3%
Ameristar Casinos, Inc., 9.25%, 2014 (n)	$65,000	$66,300
Boyd Gaming Corp., 6.75%, 2014	235,000	190,350
Firekeepers Development Authority, 13.875%, 2015 (n)	75,000	69,188
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)	180,000	6,750
Harrah’s Operating Co., Inc., 11.25%, 2017 (n)	100,000	94,500
Harrah’s Operating Co., Inc., 10%, 2018 (n)	55,000	31,625
Harrah’s Operating Co., Inc., 10%, 2018 (n)	273,000	156,975
Host Hotels & Resorts, Inc., 7.125%, 2013	70,000	65,800
Host Hotels & Resorts, Inc., 6.75%, 2016	110,000	95,425
Host Hotels & Resorts, Inc., 9%, 2017 (n)	30,000	28,575
MGM Mirage, 6.75%, 2013	5,000	3,338
MGM Mirage, 5.875%, 2014	125,000	80,313
MGM Mirage, 10.375%, 2014 (n)	20,000	20,750
MGM Mirage, 7.5%, 2016	140,000	90,825
MGM Mirage, 11.125%, 2017 (n)	60,000	63,600
Pinnacle Entertainment, Inc., 7.5%, 2015	390,000	333,450
Royal Caribbean Cruises Ltd., 7%, 2013	105,000	91,744
Royal Caribbean Cruises Ltd., 11.875%, 2015 (z)	60,000	58,439
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012	50,000	46,000

Issuer		Shares/Par	Value ($)

BONDS - continued
Gaming & Lodging - continued
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		$65,000	$55,738
Station Casinos, Inc., 6%, 2012 (d)		200,000	69,000
Station Casinos, Inc., 6.5%, 2014 (d)		330,000	6,600
Station Casinos, Inc., 6.875%, 2016 (d)		380,000	9,500
Station Casinos, Inc., 7.75%, 2016 (d)		70,000	24,150
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015 (d)		299,000	37,001
Wyndham Worldwide Corp., 6%, 2016		160,000	125,136

			$1,921,072

Industrial - 1.0%
Baldor Electric Co., 8.625%, 2017		$120,000	$111,000
JohnsonDiversey, Inc., 9.625%, 2012	EUR	70,000	88,871
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$150,000	148,875

			$348,746

Insurance - Property & Casualty - 0.3%
USI Holdings Corp., 9.75%, 2015 (z)		$160,000	$107,200

Machinery & Tools - 0.3%
Case New Holland, Inc., 7.125%, 2014		$130,000	$118,625

Major Banks - 1.5%
Bank of America Corp., FRN, 8% to 2018, FRN to 2049		$290,000	$242,196
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049		325,000	284,408

			$526,604

Medical & Health Technology & Services - 7.0%
Biomet, Inc., 10%, 2017		$170,000	$172,975
Community Health Systems, Inc., 8.875%, 2015		340,000	333,200
Cooper Cos., Inc., 7.125%, 2015		130,000	121,225
DaVita, Inc., 6.625%, 2013		74,000	69,745
DaVita, Inc., 7.25%, 2015		230,000	216,200
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		125,000	130,313
HCA, Inc., 6.375%, 2015		275,000	223,438
HCA, Inc., 9.25%, 2016		485,000	477,725
HCA, Inc., 8.5%, 2019 (n)		105,000	102,900
Psychiatric Solutions, Inc., 7.75%, 2015		150,000	137,250
Psychiatric Solutions, Inc., 7.75%, 2015 (n)		50,000	45,750
U.S. Oncology, Inc., 10.75%, 2014		175,000	173,250
Universal Hospital Services, Inc., 8.5%, 2015 (p)		155,000	146,088
Universal Hospital Services, Inc., FRN, 4.635%, 2015		45,000	36,225
VWR Funding, Inc., 10.25%, 2015 (p)		150,000	118,500

			$2,504,784

Metals & Mining - 2.8%
Arch Western Finance LLC, 6.75%, 2013		$175,000	$159,688
FMG Finance Ltd., 10.625%, 2016 (n)		210,000	201,600
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		310,000	312,325

17-HYVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
Metals & Mining - continued
Freeport-McMoRan Copper & Gold, Inc., FRN, 4.995%, 2015	$85,000	$79,564
Peabody Energy Corp., 5.875%, 2016	80,000	70,400
Peabody Energy Corp., 7.375%, 2016	200,000	189,000

		$1,012,577

Natural Gas - Distribution - 1.0%
AmeriGas Partners LP, 7.125%, 2016	$180,000	$164,700
Inergy LP, 6.875%, 2014	235,000	213,850

		$378,550

Natural Gas - Pipeline - 2.3%
Atlas Pipeline Partners LP, 8.125%, 2015	$160,000	$114,400
Atlas Pipeline Partners LP, 8.75%, 2018	140,000	95,900
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	185,000	181,557
El Paso Corp., 7.25%, 2018	140,000	129,260
Kinder Morgan, Inc., 6.5%, 2012	65,000	63,538
MarkWest Energy Partners LP, 6.875%, 2014 (n)	120,000	99,000
Williams Partners LP, 7.25%, 2017	155,000	141,438

		$825,093

Network & Telecom - 3.6%
Cincinnati Bell, Inc., 8.375%, 2014	$265,000	$245,125
Citizens Communications Co., 9.25%, 2011	160,000	166,800
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	205,000	197,825
Qwest Communications International, Inc., 7.25%, 2011	240,000	232,800
Qwest Corp., 7.875%, 2011	95,000	95,000
Qwest Corp., 8.875%, 2012	170,000	171,275
Qwest Corp., 8.375%, 2016 (n)	61,000	58,865
Windstream Corp., 8.625%, 2016	150,000	143,625

		$1,311,315

Precious Metals & Minerals - 0.5%
Teck Resources Ltd., 9.75%, 2014 (n)	$60,000	$62,100
Teck Resources Ltd., 10.75%, 2019 (n)	120,000	129,000

		$191,100

Printing & Publishing - 1.1%
American Media Operations, Inc., 9%, 2013 (p)(z)	$12,648	$5,296
American Media Operations, Inc., 14%, 2013 (p)(z)	132,057	43,542
Dex Media West LLC, 9.875%, 2013 (d)	160,000	24,400
Idearc, Inc., 8%, 2016 (d)	193,000	5,066
Nielsen Finance LLC, 10%, 2014	185,000	175,056
Nielsen Finance LLC, 11.5%, 2016 (n)	100,000	97,250
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	28,000	17,990
Quebecor World, Inc., 6.125%, 2013 (d)	105,000	8,925
Tribune Co., 5.25%, 2015 (d)	130,000	6,500

		$384,025

Issuer	Shares/Par	Value ($)

BONDS - continued
Railroad & Shipping - 0.2%
Kansas City Southern Railway, 8%, 2015	$65,000	$60,450

Real Estate - 0.1%
CB Richard Ellis Group, Inc., 11.625%, 2017 (z)	$45,000	$43,875

Retailers - 2.1%
Couche-Tard, Inc., 7.5%, 2013	$55,000	$53,625
Dollar General Corp., 11.875%, 2017 (p)	30,000	32,400
Limited Brands, Inc., 5.25%, 2014	120,000	102,018
Macy’s Retail Holdings, Inc., 5.35%, 2012	55,000	50,062
Macy’s Retail Holdings, Inc., 5.75%, 2014	175,000	148,793
Neiman Marcus Group, Inc., 10.375%, 2015	115,000	67,275
Rite Aid Corp., 9.75%, 2016 (n)	95,000	95,000
Rite Aid Corp., 7.5%, 2017	90,000	70,425
Sally Beauty Holdings, Inc., 10.5%, 2016	145,000	143,550

		$763,148

Specialty Chemicals - 0.5%
Ashland, Inc., 9.125%, 2017 (n)	$175,000	$182,000

Specialty Stores - 0.5%
Michaels Stores, Inc., 10%, 2014	$25,000	$21,000
Payless ShoeSource, Inc., 8.25%, 2013	160,000	148,000

		$169,000

Supermarkets - 0.2%
SUPERVALU, Inc., 8%, 2016	$85,000	$82,450

Telecommunications - Wireless - 3.3%
Cricket Communications, Inc., 7.75%, 2016 (z)	$95,000	$91,438
Crown Castle International Corp., 9%, 2015	115,000	117,013
Crown Castle International Corp., 7.75%, 2017 (n)	60,000	58,500
Intelsat Jackson Holdings Ltd., 9.5%, 2016 (n)	165,000	165,825
MetroPCS Wireless, Inc., 9.25%, 2014	145,000	144,094
Nextel Communications, Inc., 6.875%, 2013	130,000	107,575
Sprint Nextel Corp., 8.375%, 2012	200,000	197,000
Sprint Nextel Corp., 8.75%, 2032	70,000	56,350
Wind Acquisition Finance S.A., 10.75%, 2015 (z)	250,000	250,000

		$1,187,795

Telephone Services - 0.3%
Frontier Communications Corp., 8.25%, 2014	$115,000	$108,675

Tobacco - 0.6%
Alliance One International, Inc., 10%, 2016 (z)	$85,000	$80,538
Altria Group, Inc., 9.7%, 2018	105,000	120,377

		$200,915

Transportation - Services - 0.2%
Hertz Corp., 8.875%, 2014	$95,000	$87,400

18-HYVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
Utilities - Electric Power - 5.2%
AES Corp., 8%, 2017	$240,000	$223,200
Calpine Corp., 8%, 2016 (n)	130,000	124,475
Dynegy Holdings, Inc., 7.5%, 2015	155,000	129,231
Dynegy Holdings, Inc., 7.75%, 2019	165,000	128,494
Edison Mission Energy, 7%, 2017	260,000	199,550
Mirant North America LLC, 7.375%, 2013	105,000	100,800
NRG Energy, Inc., 7.375%, 2016	615,000	581,944
RRI Energy, Inc., 7.875%, 2017	115,000	102,925
Texas Competitive Electric Holdings LLC, 10.25%, 2015	435,000	270,788

		$1,861,407

Total Bonds (Identified Cost, $36,243,314)		$31,161,788

FLOATING RATE LOANS (g)(r) - 6.3%
Aerospace - 0.7%
Hawker Beechcraft Acquisition Co. LLC, Letter of Credit, 2.6%, 2014	$15,516	$10,502
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.41%, 2014	340,434	230,432

		$240,934

Automotive - 1.2%
Accuride Corp., Term Loan, 3%, 2012	$23,379	$18,072
Federal-Mogul Corp., Term Loan B, 2.26%, 2014	186,004	123,693
Ford Motor Co., Term Loan, 3.59%, 2013	387,788	279,595
Mark IV Industries, Inc., Second Lien Term Loan, 9.86%, 2011 (d)	167,460	1,361

		$422,721

Broadcasting - 0.5%
Gray Television, Inc., Term Loan, 3.82%, 2014	$88,532	$54,281
Young Broadcasting, Inc., Incremental Term Loan, 4.75%, 2012 (d)	66,825	31,671
Young Broadcasting, Inc., Term Loan, 4.75%, 2012 (d)	181,154	85,854

		$171,806

Building - 0.1%
Building Materials Holding Corp., Term Loan, 3.06%, 2014	$25,983	$22,553

Business Services - 0.5%
First Data Corp., Term Loan B-1, 3.06%, 2014	$239,398	$178,950

Cable TV - 0.3%
Charter Communications Operating LLC, Term Loan, 6.25%, 2014	$116,680	$105,085

Electronics - 0.1%
Freescale Semiconductor, Inc., Term Loan B, 2.07%, 2013	$74,202	$53,945

Gaming & Lodging - 0.2%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.88%, 2014	$248,868	$31,109
MGM Mirage, Term Loan, 2011 (o)	57,149	44,183

		$75,292

Printing & Publishing - 0.2%
Tribune Co., Incremental Term Loan B, 5.25%, 2014 (d)	$285,110	$85,177

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) - continued
Retailers - 0.3%
Toys “R” Us, Inc., Term Loan, 2013 (o)	$58,463	$57,513
Toys “R” Us, Inc., Term Loan B, 2012 (o)	58,478	53,416

		$110,929

Specialty Chemicals - 0.3%
LyondellBasell, DIP Term Loan, 9.17%, 2009 (q)	$29,252	$30,104
LyondellBasell, DIP Term Loan B-3, 5.82%, 2014	29,224	24,201
LyondellBasell, Dutch Tranche Revolving Credit Loan, 3.82%, 2014 (o)	2,525	1,093
LyondellBasell, Dutch Tranche Term Loan, 3.82%, 2014 (o)	5,936	2,570
LyondellBasell, German Tranche Term Loan B-1, 4.07%, 2014 (o)	7,248	3,137
LyondellBasell, German Tranche Term Loan B-2, 4.07%, 2014 (o)	7,248	3,137
LyondellBasell, German Tranche Term Loan B-3, 4.07%, 2014 (o)	7,248	3,137
LyondellBasell, U.S. Tranche Revolving Credit Loan, 3.82%, 2014 (o)	9,467	4,098
LyondellBasell, U.S. Tranche Term Loan, 3.82%, 2014 (o)	18,038	7,808
LyondellBasell, U.S. Tranche Term Loan B-1, 7%, 2014 (o)	31,451	13,614
LyondellBasell, U.S. Tranche Term Loan B-2, 7%, 2014 (o)	31,451	13,614
LyondellBasell, U.S. Tranche Term Loan B-3, 7%, 2014 (o)	31,451	13,614

		$120,127

Specialty Stores - 0.5%
Michaels Stores, Inc., Term Loan B, 2.68%, 2013	$216,450	$171,296

Utilities - Electric Power - 1.4%
Calpine Corp., Term Loan, 3.47%, 2014	$158,133	$139,641
NRG Energy, Inc., Synthetic Letter of Credit, 2.35%, 2013	29,967	28,135
NRG Energy, Inc., Term Loan, 2.02%, 2013	56,117	52,687
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.82%, 2014 (o)	403,407	287,462

		$507,925

Total Floating Rate Loans (Identified Cost, $3,066,380)		$2,266,740

COMMON STOCKS - 0.9%
Automotive - 0.0%
Oxford Automotive, Inc. (a)	53	$0

Cable TV - 0.5%
Cablevision Systems Corp., “A”	2,100	$40,761
Comcast Corp., “A”	7,600	110,124
Time Warner Cable, Inc.	933	29,548

		$180,433

Energy - Integrated - 0.1%
Chevron Corp.	500	$33,125

Gaming & Lodging - 0.1%
Pinnacle Entertainment, Inc. (a)	5,400	$50,166

19-HYVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Printing & Publishing - 0.0%
American Media, Inc. (a)	2,421	$3,244
Golden Books Family Entertainment, Inc. (a)	21,250	0

		$3,244

Telephone Services - 0.2%
Windstream Corp.	7,600	$63,536

Total Common Stocks (Identified Cost, $530,399)		$330,504

PREFERRED STOCKS - 0.6%
Financial Institutions - 0.1%
Preferred Blocker, Inc., 7% (z)	95	$40,856

Major Banks - 0.5%
Bank of America Corp., 8.625%	7,625	$154,635

Total Preferred Stocks (Identified Cost, $263,775)		$195,491

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS (v) - 2.6%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	936,712	$936,712

Total Investments (Identified Cost, $41,040,580)		$34,891,235

OTHER ASSETS, LESS LIABILITIES - 2.9%		1,046,303

NET ASSETS - 100.0%		$35,937,538

Derivative Contracts at 6/30/09

Forward Foreign Currency Exchange Contracts at 6/30/09

	Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
	SELL	EUR	UBS AG	226,091	7/20/09	$306,828	$317,177	$(10,349)

At June 30, 2009, the variable account had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See portfolio footnotes and notes to financial statements.

20-HYVA

Portfolio of Investments (unaudited) — June 30, 2009

Money Market Variable Account

Issuer	Shares/Par	Value ($)

CERTIFICATES OF DEPOSIT - 6.3%
Major Banks - 6.3%
Bank of Montreal, Chicago 0.25%, due 7/06/09	$560,000	$560,000
Credit Agricole S.A., 0.45%, due 8/07/09	1,100,000	1,100,000
Royal Bank Of Canada NY, 0.24%, due 8/10/09	700,000	700,000

Total Certificates of Deposit, at Amortized Cost and Value		$2,360,000

COMMERCIAL PAPER (y) - 58.2%
Automotive - 3.0%
Toyota Motor Credit Corp., 0.35%, due 8/24/09	$1,147,000	$1,146,397

Financial Institutions - 2.5%
General Electric Capital Corp., 0.23%, due 7/24/09	$940,000	$939,862

Food & Beverages - 3.0%
Coca-Cola Co., 0.15%, due 7/09/09 (t)	$123,000	$122,996
Coca-Cola Co., 0.24%, due 9/17/09 (t)	1,000,000	999,480

		$1,122,476

Major Banks - 28.7%
Abbey National North America LLC, 0.3%, due 7/06/09	$1,128,000	$1,127,953
Australia & New Zealand Banking Group, 0.84%, due 6/25/10	1,130,000	1,120,534
BNP Paribas Finance, Inc., 0.32%, due 9/04/09	1,123,000	1,122,351
CBA (Delaware) Finance, Inc., 0.3%, due 8/17/09	1,140,000	1,139,554
Goldman Sachs Group, Inc., 0.2%, due 7/01/09	1,100,000	1,100,000
JP Morgan Chase Funding, 0.35%, due 8/17/09	1,150,000	1,149,475
Societe Generale North America, Inc., 0.16%, due 7/01/09	640,000	640,000
Toronto Dominion HDG USA, 0.22%, due 7/14/09	391,000	390,969
Toronto Dominion HDG USA, 0.25%, due 7/16/09	724,000	723,925
Wells Fargo & Co., 0.063%, due 7/01/09	1,127,000	1,127,000
Westpac Banking Corp., 0.42%, due 8/06/09	1,128,000	1,127,526

		$10,769,287

Other Banks & Diversified Financials - 15.0%
Bank of Nova Scotia, 0.32%, due 7/01/09	$1,129,000	$1,129,000
Citigroup Funding, Inc., 0.18%, due 7/01/09	7,000	7,000
Citigroup Funding, Inc., 0.3%, due 7/27/09	1,120,000	1,119,757
HSBC USA, Inc., 0.26%, due 7/10/09	1,118,000	1,117,927
Nordea North America, Inc., 0.31%, due 7/15/09	1,126,000	1,125,864
UBS Finance Delaware LLC, 0.525%, due 7/27/09	1,147,000	1,146,565

		$5,646,113

Pharmaceuticals - 6.0%
Johnson & Johnson, 0.2%, due 8/13/09 (t)	$1,140,000	$1,139,728
Pfizer, Inc., 0.25%, due 9/09/09 (t)	1,118,000	1,117,457

		$2,257,185

Total Commercial Paper, at Amortized Cost and Value		$21,881,320

Issuer	Shares/Par	Value ($)

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) -15.6%
Fannie Mae, 0.58%, due 10/13/09	$2,000,000	$1,996,649
Federal Home Loan Bank, 0.01%, due 7/01/09	1,441,000	1,441,000
Federal Home Loan Bank, 0.45%, due 7/13/09	2,412,000	2,411,638

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$5,849,287

REPURCHASE AGREEMENTS - 20.0%
Bank of America Corp., 0.06%, dated 6/30/09, due 7/01/09, total to be received $3,758,006 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $3,833,169 in a jointly traded account)	$3,758,000	$3,758,000
Goldman Sachs, 0.04%, dated 6/30/09, due 7/01/09, total to be received $3,758,004 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $3,833,160 in a jointly traded account)	3,758,000	3,758,000

Total Repurchase Agreements, at Cost		$7,516,000

Total Investments, at Amortized Cost and Value		$37,606,607

OTHER ASSETS, LESS LIABILITIES - (0.1)%		(29,411)

NET ASSETS - 100.0%		$37,577,196

See portfolio footnotes and notes to financial statements.

21-MMVA

Portfolio of Investments (unaudited) — June 30, 2009

Total Return Variable Account

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 58.2%
Aerospace - 4.0%
Goodrich Corp.	1,250	$62,448
Lockheed Martin Corp.	24,920	2,009,798
Northrop Grumman Corp.	19,460	888,933
United Technologies Corp.	19,640	1,020,494

		$3,981,673

Alcoholic Beverages - 0.9%
Diageo PLC	42,896	$615,039
Heineken N.V.	4,000	148,365
Molson Coors Brewing Co.	2,730	115,561

		$878,965

Apparel Manufacturers - 0.7%
NIKE, Inc., “B”	13,600	$704,208

Automotive - 0.3%
Johnson Controls, Inc.	12,010	$260,857

Biotechnology - 0.2%
Genzyme Corp. (a)	4,100	$228,247

Broadcasting - 1.4%
Omnicom Group, Inc.	19,970	$630,653
Walt Disney Co.	26,300	613,579
WPP Group PLC	22,422	148,754

		$1,392,986

Brokerage & Asset Managers - 0.5%
Charles Schwab Corp.	6,970	$122,254
Deutsche Boerse AG	1,100	85,304
Franklin Resources, Inc.	1,880	135,379
Invesco Ltd.	9,100	162,162

		$505,099

Business Services - 1.3%
Accenture Ltd., “A”	18,480	$618,341
Automatic Data Processing, Inc.	2,250	79,740
Dun & Bradstreet Corp.	1,450	117,755
Visa, Inc., “A”	2,140	133,236
Western Union Co.	18,900	309,960

		$1,259,032

Chemicals - 1.4%
3M Co.	10,490	$630,449
PPG Industries, Inc.	17,530	769,567

		$1,400,016

Computer Software - 0.8%
Oracle Corp.	36,960	$791,683

Computer Software - Systems - 1.4%
Hewlett-Packard Co.	15,800	$610,670
International Business Machines Corp.	7,620	795,680

		$1,406,350

Construction - 0.3%
Pulte Homes, Inc.	12,960	$114,437
Sherwin-Williams Co.	4,270	229,513

		$343,950

Consumer Goods & Services - 1.3%
Apollo Group, Inc., “A” (a)	3,050	$216,916
Clorox Co.	3,460	193,172
Procter & Gamble Co.	17,203	879,073

		$1,289,161

Electrical Equipment - 1.0%
Danaher Corp.	6,300	$388,962
Rockwell Automation, Inc.	2,770	88,972
Tyco Electronics Ltd.	9,490	176,419
W.W. Grainger, Inc.	4,660	381,561

		$1,035,914

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Electronics - 1.0%
Agilent Technologies, Inc. (a)	9,210	$187,055
First Solar, Inc. (a)	400	64,848
Intel Corp.	46,220	764,941

		$1,016,844

Energy - Independent - 2.3%
Anadarko Petroleum Corp.	7,170	$325,446
Apache Corp.	13,430	968,975
Devon Energy Corp.	6,970	379,865
EOG Resources, Inc.	3,780	256,738
Noble Energy, Inc.	2,380	140,349
Occidental Petroleum Corp.	4,080	268,505

		$2,339,878

Energy - Integrated - 5.1%
Chevron Corp.	14,205	$941,081
ConocoPhillips	3,170	133,330
Exxon Mobil Corp.	26,862	1,877,922
Hess Corp.	8,320	447,200
Marathon Oil Corp.	9,810	295,575
TOTAL S.A., ADR	25,610	1,388,830

		$5,083,938

Food & Beverages - 2.8%
General Mills, Inc.	3,570	$199,991
Groupe Danone	2,903	143,270
J.M. Smucker Co.	5,152	250,696
Kellogg Co.	8,740	407,022
Nestle S.A.	25,603	964,221
PepsiCo, Inc.	14,620	803,515

		$2,768,715

Food & Drug Stores - 1.7%
CVS Caremark Corp.	27,694	$882,608
Kroger Co.	20,705	456,545
Walgreen Co.	11,300	332,220

		$1,671,373

General Merchandise - 0.7%
Macy’s, Inc.	21,560	$253,546
Target Corp.	6,790	268,001
Wal-Mart Stores, Inc.	3,230	156,461

		$678,008

Health Maintenance Organizations - 0.5%
UnitedHealth Group, Inc.	4,810	$120,154
WellPoint, Inc. (a)	6,510	331,294

		$451,448

Insurance - 3.4%
Allstate Corp.	32,040	$781,776
Aon Corp.	5,340	202,226
Chubb Corp.	4,510	179,859
MetLife, Inc.	45,040	1,351,650
Prudential Financial, Inc.	7,530	280,267
Travelers Cos., Inc.	13,530	555,271

		$3,351,049

Internet - 0.1%
Google, Inc., “A” (a)	290	$122,261

Leisure & Toys - 0.2%
Hasbro, Inc.	7,440	$180,346

Machinery & Tools - 0.5%
Deere & Co.	2,950	$117,853
Eaton Corp.	7,820	348,850

		$466,703

22-TRVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Major Banks - 7.4%
Bank of America Corp.	19,940	$263,208
Bank of New York Mellon Corp.	48,724	1,428,100
Goldman Sachs Group, Inc.	9,560	1,409,526
JPMorgan Chase & Co.	54,542	1,860,428
PNC Financial Services Group, Inc.	10,810	419,536
Regions Financial Corp.	21,550	87,062
State Street Corp.	21,000	991,200
Wells Fargo & Co.	36,550	886,703

		$7,345,763

Medical Equipment - 1.3%
Becton, Dickinson & Co.	900	$64,179
DENTSPLY International, Inc.	4,130	126,048
Medtronic, Inc.	19,290	673,028
Thermo Fisher Scientific, Inc. (a)	2,840	115,787
Waters Corp. (a)	5,770	296,982

		$1,276,024

Metals & Mining - 0.1%
Alcoa, Inc.	5,300	$54,749

Natural Gas - Distribution - 0.3%
Sempra Energy	5,720	$283,884

Natural Gas - Pipeline - 0.1%
Williams Cos., Inc.	9,170	$143,144

Network & Telecom - 0.3%
Cisco Systems, Inc. (a)	7,420	$138,309
Nokia Corp., ADR	11,760	171,461

		$309,770

Oil Services - 0.4%
Halliburton Co.	4,120	$85,284
National Oilwell Varco, Inc. (a)	6,390	208,697
Noble Corp.	3,400	102,850

		$396,831

Pharmaceuticals - 4.8%
Abbott Laboratories	13,460	$633,158
GlaxoSmithKline PLC	8,130	142,917
Johnson & Johnson	18,940	1,075,792
Merck & Co., Inc.	37,030	1,035,359
Merck KGaA	1,890	192,225
Pfizer, Inc.	27,250	408,750
Roche Holding AG	830	112,826
Wyeth	26,760	1,214,636

		$4,815,663

Railroad & Shipping - 0.0%
Burlington Northern Santa Fe Corp.	590	$43,389

Specialty Chemicals - 0.5%
Air Products & Chemicals, Inc.	8,360	$539,972

Specialty Stores - 0.5%
Home Depot, Inc.	5,110	$120,749
Staples, Inc.	16,410	330,990

		$451,739

Telecommunications - Wireless - 0.7%
Vodafone Group PLC	361,220	$696,495

Telephone Services - 2.1%
AT&T, Inc.	72,344	$1,797,025
Embarq Corp.	3,668	154,276
Royal KPN N.V.	11,700	160,834

		$2,112,135

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Tobacco - 2.2%
Altria Group, Inc.	6,680	$109,485
Lorillard, Inc.	4,280	290,056
Philip Morris International, Inc.	41,100	1,792,782

		$2,192,323

Trucking - 0.2%
United Parcel Service, Inc., “B”	3,460	$172,965

Utilities - Electric Power - 3.5%
Allegheny Energy, Inc.	4,500	$115,425
American Electric Power Co., Inc.	6,510	188,074
CMS Energy Corp.	5,890	71,151
Dominion Resources, Inc.	12,354	412,871
Entergy Corp.	2,660	206,203
FPL Group, Inc.	12,150	690,849
Northeast Utilities	2,330	51,982
NRG Energy, Inc. (a)	10,440	271,022
PG&E Corp.	7,810	300,216
PPL Corp.	13,430	442,653
Progress Energy, Inc.	3,630	137,323
Public Service Enterprise Group, Inc.	17,080	557,320

		$3,445,089

Total Common Stocks (Identified Cost, $62,450,172)		$57,888,639

BONDS - 39.6%
Agency - Other - 0.1%
Financing Corp., 9.65%, 2018	$45,000	$62,084

Asset Backed & Securitized - 3.0%
Banc of America Commercial Mortgage, Inc., 5.935%, 2051	$210,000	$169,401
Banc of America Commercial Mortgage, Inc., “A4”, 5.634%, 2046	31,000	24,462
Banc of America Commercial Mortgage, Inc., FRN, “A4”, 5.414%, 2047	165,000	131,563
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.116%, 2040 (z)	250,000	92,175
BlackRock Capital Finance LP, 7.75%, 2026 (n)	31,618	4,031
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2049	320,000	253,017
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	130,000	95,923
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035	7,622	7,449
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	90,000	38,925
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039	128,277	62,810
Credit Suisse Mortgage Capital Certificate, 5.695%, 2040	152,515	104,726
GE Commercial Mortgage Corp., FRN, 5.515%, 2044	130,000	66,620
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	115,000	37,932
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	100,754	98,366
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036	60,728	56,108
GS Mortgage Securities Corp., 5.56%, 2039	54,847	44,734
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	152,000	103,269

23-TRVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
Asset Backed & Securitized - continued
JPMorgan Chase Commercial Mortgage Securities Corp., 5.429%, 2043	$65,000	$52,548
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	97,000	77,951
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	65,576	48,270
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.401%, 2041	39,903	35,277
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	110,000	87,739
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.065%, 2045	110,000	93,364
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.006%, 2049	200,000	152,727
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050	84,000	15,871
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	152,515	109,063
Morgan Stanley Capital I, Inc., FRN, 1.035%, 2030 (i)(n)	1,351,843	28,314
Nomura Asset Securities Corp., FRN, 9.936%, 2027 (z)	186,489	197,799
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	92,000	64,475
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	129,000	38,704
Spirit Master Funding LLC, 5.05%, 2023 (z)	163,224	117,781
Structured Asset Securities Corp., FRN, 4.67%, 2035	105,504	87,561
Wachovia Bank Commercial Mortgage Trust, 6.099%, 2051	245,000	180,369
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	39,998	35,161
Wachovia Bank Commercial Mortgage Trust, FRN, 6.158%, 2045	140,000	73,686
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045	67,218	34,617

		$2,922,788

Broadcasting - 0.1%
News America, Inc., 8.5%, 2025	$99,000	$100,518

Building - 0.2%
CRH America, Inc., 6.95%, 2012	$208,000	$209,007

Cable TV - 0.2%
Cox Communications, Inc., 4.625%, 2013	$115,000	$113,145
Time Warner Entertainment Co. LP, 8.375%, 2033	110,000	123,126

		$236,271

Conglomerates - 0.2%
Kennametal, Inc., 7.2%, 2012	$211,000	$208,571

Consumer Goods & Services - 0.3%
Fortune Brands, Inc., 5.125%, 2011	$154,000	$154,579
Western Union Co., 5.4%, 2011	165,000	172,448

		$327,027

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$103,000	$102,370

Electronics - 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$128,000	$116,215

Issuer	Shares/Par	Value ($)

BONDS - continued
Emerging Market Quasi-Sovereign - 0.2%
Petroleos Mexicanos, 8%, 2019 (n)	$66,000	$71,610
Qtel International Finance Ltd., 7.875%, 2019 (z)	100,000	101,738

		$173,348

Energy - Independent - 0.3%
Anadarko Petroleum Corp., 6.45%, 2036	$120,000	$107,870
Nexen, Inc., 5.875%, 2035	30,000	25,705
Ocean Energy, Inc., 7.25%, 2011	165,000	180,549

		$314,124

Energy - Integrated - 0.4%
ConocoPhillips, 6%, 2020	$70,000	$74,949
Hess Corp., 8.125%, 2019	20,000	22,769
Husky Energy, Inc., 5.9%, 2014	69,000	72,184
Husky Energy, Inc., 7.25%, 2019	71,000	77,573
Petro-Canada, 6.05%, 2018	148,000	147,276

		$394,751

Financial Institutions - 0.3%
HSBC Finance Corp., 5.25%, 2011	$145,000	$145,979
ORIX Corp., 5.48%, 2011	150,000	138,212

		$284,191

Food & Beverages - 0.5%
Anheuser-Busch Co., Inc., 8%, 2039 (z)	$110,000	$119,909
Diageo Finance B.V., 5.5%, 2013	106,000	111,442
Dr. Pepper Snapple Group, Inc., 6.12%, 2013	40,000	41,410
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	48,000	50,761
General Mills, Inc., 5.65%, 2019	20,000	20,903
Miller Brewing Co., 5.5%, 2013 (n)	126,000	124,582

		$469,007

Food & Drug Stores - 0.1%
CVS Caremark Corp., 6.125%, 2016	$110,000	$113,948

Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 6%, 2016	$100,000	$78,210

Insurance - 0.3%
American International Group, Inc., 8.25%, 2018 (z)	$100,000	$58,851
ING Groep N.V., 5.775% to 2015, FRN to 2049	133,000	77,805
Metropolitan Life Global Funding, 5.125%, 2013 (n)	100,000	101,708
Metropolitan Life Global Funding, 5.125%, 2014 (n)	40,000	39,689

		$278,053

Insurance - Property & Casualty - 0.3%
Allstate Corp., 6.125%, 2032	$185,000	$166,987
Chubb Corp., 6.375% to 2017, FRN to 2067	200,000	160,000

		$326,987

International Market Quasi-Sovereign - 0.5%
ING Bank N.V., 3.9%, 2014 (n)	$110,000	$111,984
KFW International Finance, Inc., 4.875%, 2019	100,000	103,620
Royal Bank of Scotland Group PLC, 2.625%, 2012 (z)	200,000	201,437
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	107,000	107,267

		$524,308

24-TRVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
Local Authorities - 0.8%
California, (Build America Bonds), 7.5%, 2034	$30,000	$27,431
California, (Build America Bonds), 7.55%, 2039	85,000	77,383
Hydro-Quebec, 6.3%, 2011	262,000	283,963
Metropolitan Transportation Authority, NY, (Build America Bonds), 7.336%, 2039	95,000	111,968
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	90,000	104,765
Province of Ontario, 5%, 2011	200,000	214,151

		$819,661

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$90,000	$86,554

Major Banks - 1.7%
Bank of America Corp., 7.375%, 2014	$40,000	$41,321
Bank of America Corp., 7.625%, 2019	60,000	60,268
Credit Suisse New York, 5.5%, 2014	120,000	124,673
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	115,000	110,838
Goldman Sachs Group, Inc., 6%, 2014	70,000	73,056
Goldman Sachs Group, Inc., 5.625%, 2017	101,000	95,992
Goldman Sachs Group, Inc., 7.5%, 2019	91,000	97,440
JPMorgan Chase & Co., 6.3%, 2019	100,000	100,582
Merrill Lynch & Co., Inc., 6.15%, 2013	100,000	100,141
Merrill Lynch & Co., Inc., 6.11%, 2037	130,000	100,406
Morgan Stanley, 5.75%, 2016	100,000	95,870
Morgan Stanley, 6.625%, 2018	140,000	139,567
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	100,000	87,541
Natixis S.A., 10% to 2018, FRN to 2049 (n)	151,000	90,582
PNC Funding Corp., 5.625%, 2017	90,000	83,410
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	208,000	133,951
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	100,000	89,568
Wachovia Corp., 5.25%, 2014	81,000	79,264

		$1,704,470

Medical & Health Technology & Services - 0.2%
Cardinal Health, Inc., 5.8%, 2016	$75,000	$72,596
HCA, Inc., 8.75%, 2010	15,000	15,038
Hospira, Inc., 5.55%, 2012	50,000	52,091
Hospira, Inc., 6.05%, 2017	93,000	90,823

		$230,548

Metals & Mining - 0.1%
ArcelorMittal, 6.125%, 2018	$155,000	$135,625

Mortgage Backed - 15.5%
Fannie Mae, 4.01%, 2013	$18,136	$18,525
Fannie Mae, 4.589%, 2014	105,422	109,550
Fannie Mae, 4.63%, 2014	45,007	46,806
Fannie Mae, 4.84%, 2014	57,976	60,890
Fannie Mae, 4.56%, 2015	37,505	38,719
Fannie Mae, 4.78%, 2015	37,709	39,263
Fannie Mae, 4.921%, 2015	92,855	97,399
Fannie Mae, 5.09%, 2016	40,000	42,012
Fannie Mae, 5.5%, 2016-2035	3,632,297	3,776,519
Fannie Mae, 4.989%, 2017	82,106	86,399
Fannie Mae, 5.05%, 2017	39,000	40,864
Fannie Mae, 6%, 2017-2037	2,032,402	2,141,761
Fannie Mae, 4.5%, 2018-2035	463,405	472,452
Fannie Mae, 5%, 2018-2035	1,674,633	1,723,966

Issuer	Shares/Par	Value ($)

BONDS - continued
Mortgage Backed - continued
Fannie Mae, 6.5%, 2031-2037	$692,264	$744,091
Fannie Mae, 7.5%, 2031	18,244	19,916
Freddie Mac, 6%, 2016-2037	1,018,838	1,071,236
Freddie Mac, 4.5%, 2018-2039	848,128	859,442
Freddie Mac, 5%, 2018-2035	1,243,626	1,274,391
Freddie Mac, 5.085%, 2019	106,000	110,055
Freddie Mac, 5.5%, 2021-2037	818,349	849,266
Freddie Mac, 6.5%, 2034-2037	305,187	325,276
Ginnie Mae, 4.5%, 2033-2034	104,186	104,635
Ginnie Mae, 5%, 2033-2034	420,170	429,405
Ginnie Mae, 5.5%, 2033-2035	444,983	462,250
Ginnie Mae, 6%, 2033-2038	389,836	408,265

		$15,353,353

Municipals - 0.1%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$55,000	$57,443
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	65,000	72,799

		$130,242

Natural Gas - Pipeline - 0.5%
CenterPoint Energy, Inc., 7.875%, 2013	$112,000	$119,467
Enterprise Products Operating LLC, 6.5%, 2019	76,000	77,239
Kinder Morgan Energy Partners LP, 6.75%, 2011	165,000	172,933
Kinder Morgan Energy Partners LP, 7.75%, 2032	71,000	75,076
Spectra Energy Capital LLC, 8%, 2019	53,000	55,945

		$500,660

Network & Telecom - 0.4%
AT&T, Inc., 6.55%, 2039	$110,000	$109,804
Telecom Italia Capital, 5.25%, 2013	60,000	58,835
Telefonica Europe B.V., 7.75%, 2010	38,000	40,085
Verizon New York, Inc., 6.875%, 2012	196,000	207,726

		$416,450

Oils - 0.1%
Valero Energy Corp., 6.875%, 2012	$111,000	$118,039

Other Banks & Diversified Financials - 0.9%
American Express Co., 5.5%, 2016	$184,000	$167,223
Capital One Financial Corp., 6.15%, 2016	130,000	115,054
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	100,000	62,000
Svenska Handelsbanken AB, 4.875%, 2014 (n)	120,000	118,791
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	190,000	112,100
UFJ Finance Aruba AEC, 6.75%, 2013	145,000	150,139
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	220,000	202,413

		$927,720

Pharmaceuticals - 0.5%
Allergan, Inc., 5.75%, 2016	$160,000	$157,739
GlaxoSmithKline Capital, Inc., 4.85%, 2013	50,000	52,302
Pfizer, Inc., 6.2%, 2019	77,000	84,209
Pfizer, Inc., 7.2%, 2039	50,000	59,371
Roche Holdings, Inc., 6%, 2019 (n)	160,000	170,605

		$524,226

Pollution Control - 0.2%
Waste Management, Inc., 7.375%, 2010	$134,000	$139,636

25-TRVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
Railroad & Shipping - 0.1%
CSX Corp., 6.75%, 2011	$6,000	$6,299
CSX Corp., 7.9%, 2017	120,000	132,691

		$138,990

Real Estate - 0.3%
Boston Properties, Inc., REIT, 5%, 2015	$42,000	$37,785
HRPT Properties Trust, REIT, 6.25%, 2016	180,000	145,585
ProLogis, REIT, 5.75%, 2016	179,000	141,088

		$324,458

Retailers - 0.3%
Home Depot, Inc., 5.875%, 2036	$48,000	$42,349
Limited Brands, Inc., 5.25%, 2014	99,000	84,165
Wal-Mart Stores, Inc., 5.25%, 2035	194,000	184,976

		$311,490

Supranational - 0.1%
Asian Development Bank, 2.75%, 2014	$80,000	$78,535

Telecommunications - Wireless - 0.2%
Cingular Wireless LLC, 6.5%, 2011	$35,000	$37,759
Rogers Communications, Inc., 6.8%, 2018	132,000	141,507

		$179,266

Tobacco - 0.2%
Altria Group, Inc., 9.7%, 2018	$64,000	$73,373
Philip Morris International, Inc., 4.875%, 2013	74,000	77,655

		$151,028

U.S. Government Agencies and Equivalents - 0.8%
Aid-Egypt, 4.45%, 2015	$152,000	$158,378
Small Business Administration, 4.35%, 2023	30,064	30,871
Small Business Administration, 4.77%, 2024	73,871	76,487
Small Business Administration, 5.18%, 2024	119,332	124,628
Small Business Administration, 5.52%, 2024	185,349	194,797
Small Business Administration, 4.99%, 2024	103,300	107,325
Small Business Administration, 4.95%, 2025	78,348	81,684

		$774,170

U.S. Treasury Obligations - 7.6%
U.S. Treasury Bonds, 2%, 2013	$197,000	$194,106
U.S. Treasury Bonds, 4.75%, 2017	146,000	160,053
U.S. Treasury Bonds, 8.5%, 2020	50,000	70,313
U.S. Treasury Bonds, 8%, 2021	37,000	51,048
U.S. Treasury Bonds, 6%, 2026	125,000	150,762
U.S. Treasury Bonds, 6.75%, 2026	32,000	41,645
U.S. Treasury Bonds, 5.25%, 2029	463,000	520,731
U.S. Treasury Bonds, 5.375%, 2031	460,000	527,994
U.S. Treasury Bonds, 4.5%, 2036	94,000	96,835
U.S. Treasury Bonds, 5%, 2037	68,000	75,671
U.S. Treasury Notes, 6.5%, 2010	128,000	132,835
U.S. Treasury Notes, 1.5%, 2010	321,000	324,561
U.S. Treasury Notes, 0.875%, 2011	776,000	775,457
U.S. Treasury Notes, 5.125%, 2011	941,000	1,015,030
U.S. Treasury Notes, 4.125%, 2012	683,000	733,584
U.S. Treasury Notes, 3.875%, 2013	614,000	654,534
U.S. Treasury Notes, 3.5%, 2013	420,000	442,509
U.S. Treasury Notes, 3.125%, 2013	634,000	655,893
U.S. Treasury Notes, 1.5%, 2013	280,000	269,697

Issuer	Shares/Par	Value ($)

BONDS - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 4.75%, 2014	$150,000	$165,375
U.S. Treasury Notes, 2.625%, 2016	68,000	65,987
U.S. Treasury Notes, 3.75%, 2018	413,000	420,133

		$7,544,753

Utilities - Electric Power - 1.6%
Bruce Mansfield Unit, 6.85%, 2034	$208,271	$183,391
Enel Finance International S.A., 6.25%, 2017 (n)	170,000	177,493
Exelon Generation Co. LLC, 6.95%, 2011	232,000	245,677
MidAmerican Energy Holdings Co., 5.875%, 2012	61,000	64,965
MidAmerican Funding LLC, 6.927%, 2029	154,000	172,493
Oncor Electric Delivery Co., 7%, 2022	152,000	160,523
PSEG Power LLC, 6.95%, 2012	111,000	119,500
PSEG Power LLC, 5.5%, 2015	90,000	89,416
System Energy Resources, Inc., 5.129%, 2014 (z)	62,938	57,925
Waterford 3 Funding Corp., 8.09%, 2017	293,828	282,327

		$1,553,710

Total Bonds (Identified Cost, $40,437,853)		$39,385,362

MONEY MARKET FUNDS (v) - 2.3%
MFS Institutional Money Market Portfolio, 0.21%, at Cost and Net Asset Value	2,276,848	$2,276,848

Total Investments (Identified Cost, $105,164,873)		$99,550,849

OTHER ASSETS, LESS LIABILITIES - (0.1)%		(146,110)

NET ASSETS - 100.0%		$99,404,739

See portfolio footnotes and notes to financial statements.

26-TRVA

Portfolio of Investments (unaudited) — continued

Portfolio Footnotes:

(a)	Non-income producing security.
(d)	Non-income producing security — in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the variable account receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was:

Variable Account	Market Value	% of Net Assets
Global Governments Variable Account	$190,728	2.5%
Government Securities Variable Account	736,071	1.2
High Yield Variable Account	5,130,876	14.3
Total Return Variable Account	1,934,350	1.9

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The variable account holds the following restricted securities:

Variable Account	Restricted Securities	Acquisition Date	Cost	Current Market Value	% of Net Assets
Global Governments Variable Account	Bayview Commercial Asset Trust, FRN, 0.893%, 2023	5/25/06	$27,125	$16,649
	Commercial Mortgage Asset Trust, FRN, 1.093%, 2032	8/25/03	32,744	18,927

	Total Restricted Securities			$35,576	0.5%

High Yield Variable Account	ARCap REIT, Inc., CDO, “H”, 6.086%, 2045	9/21/04	$145,079	$9,934
	Alliance One International, Inc., 10%, 2016	6/26/09	80,900	80,538
	American Media Operations, Inc., 9%, 2013	1/29/09 - 4/15/09	8,009	5,296
	American Media Operations, Inc., 14%, 2013	1/29/09 - 4/15/09	70,807	43,542
	Bonten Media Acquisition Co., 9.75%, 2015	5/22/07 - 5/19/09	141,956	26,974
	CB Richard Ellis Group, Inc., 11.625%, 2017	6/15/09	43,597	43,875
	Cinemark USA, Inc., 8.625%, 2019	6/16/09	43,902	44,438
	Cricket Communications, Inc., 7.75%, 2016	5/28/09 - 5/29/09	91,539	91,438
	LBI Media, Inc., 8.5%, 2017	7/18/07	98,350	52,625
	Local TV Finance LLC, 10%, 2015	11/09/07 - 6/01/09	242,887	41,370
	Momentive Performance Materials, Inc., 12.5%, 2014	4/15/08 - 6/16/09	105,384	85,860
	Preferred Blocker, Inc., 7% (Preferred Stock)	12/26/08	73,150	40,856
	Royal Caribbean Cruises Ltd., 11.875%, 2015	4/15/09 - 4/28/09	58,439	58,439
	Terremark Worldwide, Inc., 12%, 2017	6/17/09	23,785	24,000
	USI Holdings Corp., 9.75%, 2015	5/07/07 - 11/28/07	155,855	107,200
	Univision Communications, Inc., 12%, 2014	6/25/09	18,601	19,650
	Wachovia Credit, CDO, FRN, 1.957%, 2026	6/08/06	250,000	10,000
	Wind Acquisition Finance S.A., 10.75%, 2015	11/22/05 - 7/17/06	262,138	250,000

	Total Restricted Securities			$1,036,035	2.9%

Portfolio of Investments (unaudited) — continued

Variable Account	Restricted Securities (continued)	Acquisition Date	Cost	Current Market Value	% of Net Assets
Total Return Variable Account	American International Group, Inc., 8.25%, 2018	8/13/08	$100,000	$58,851
	Anheuser-Busch Co., Inc., 8%, 2039	5/11/09	109,106	119,909
	Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.116%, 2040	3/01/06	250,000	92,175
	Nomura Asset Securities Corp., FRN, 9.936%, 2027	7/16/07	205,320	197,799
	Qtel International Finance Ltd., 7.875%, 2019	6/03/09	101,700	101,738
	Royal Bank of Scotland Group PLC, 2.625%, 2012	5/05/09	199,982	201,437
	Spirit Master Funding LLC, 5.05%, 2023	10/04/05	161,120	117,781
	System Energy Resources, Inc., 5.129%, 2014	4/16/04	62,938	57,925

	Total Restricted Securities			$947,615	1.0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
DIP	Debtor-in-Possession
GDR	Global Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TIPS	Treasury Inflation Protected Security

Insurers

FSA	Financial Security Assurance Inc.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar	GBP	British Pound
CAD	Canadian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	NOK	Norwegian Krone
DKK	Danish Krone	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona

See notes to financial statements.

Statements of Assets and Liabilities (unaudited) — June 30, 2009

(000 Omitted)

	Capital Appreciation Variable Account		Global Governments Variable Account		Government Securities Variable Account		High Yield Variable Account		Money Market Variable Account		Total Return Variable Account
Assets:
Investments —
Non-affilitated issuers, at identified cost	$117,289		$6,786		$60,086		$40,104		$30,091		$102,888
Underlying funds, at cost and net asset value	1,527		644		1,541		937		—		2,277
Repurchase agreements, at cost and value	—		—		—		—		7,516		—

Total investments, at identified cost	$118,816		$7,430		$61,627		$41,041		$37,607		$105,165
Unrealized appreciation (depreciation)	(5,324)		141		1,891		(6,150)		—		(5,614)

Total investments, at value	$113,492		$7,571		$63,518		$34,891		$37,607		$99,551
Cash	—		0	*	—		342		1		—
Receivables for
Forward foreign currency exchange contracts	—		25		—		—		—		—
Investments sold	—		94		—		547		—		300
Units sold	0	*	—		0	*	—		1		0	*
Interest and dividends	143		112		479		699		1		500
Receivable from investment adviser	9		6		—		4		3		9
Receivable from sponsor	0	*	—		—		2		2		6
Other assets	3		1		2		3		1		3

Total assets	$113,647		$7,809		$63,999		$36,488		$37,616		$100,369

Liabilities:
Payables for
Forward foreign currency exchange contracts	—		49		—		10		—		—
Daily variation margin on open futures contracts	—		—		2		—		—		—
Investments purchased	—		—		—		486		—		850
Units surrendered	21		1		6		5		12		47
Payable to affiliates —
Investment adviser	5		0	*	2		2		1		4
Administrative fee	0	*	0	*	0	*	0	*	0	*	1
Sponsor	—		0	*	1		—		—		—
Board of Managers fees	3		0	*	2		1		1		3
Accrued expenses and other liabilities	53		42		44		46		25		59

Total liabilities	$82		$92		$57		$550		$39		$964

Net assets	$113,565		$7,717		$63,942		$35,938		$37,577		$99,405

*	Amount was less than $500.

See notes to financial statements.

Statements of Assets and Liabilities (unaudited) — June 30, 2009 — continued

(000 Omitted except for unit values)

	Unit	Unit Value	Capital Appreciation Variable Account	Global Governments Variable Account	Government Securities Variable Account	High Yield Variable Account	Money Market Variable Account	Total Return Variable Account
Net assets applicable to contract owners:
Capital Appreciation Variable Account —
Compass 2	1,632	$44.584	$72,738
Compass 3	31	29.267	900
Compass 3 – Level 2	3,110	12.264	38,148
Global Governments Variable Account —
Compass 2	88	$29.349		$2,578
Compass 3	9	28.427		256
Compass 3 – Level 2	288	16.786		4,827
Government Securities Variable Account —
Compass 2	1,079	$44.320			$47,836
Compass 3	15	30.823			467
Compass 3 – Level 2	790	18.171			14,344
High Yield Variable Account —
Compass 2	794	$35.207				$27,950
Compass 3	10	25.755				259
Compass 3 – Level 2	509	13.877				7,062
Money Market Variable Account —
Compass 2	782	$21.664					$16,924
Compass 3	31	17.668					559
Compass 3 – Level 2	1,485	13.332					19,794
Total Return Variable Account —
Compass 2	724	$41.960						$30,374
Compass 3	59	40.644						2,389
Compass 3 – Level 2	3,310	19.782						65,477

Net assets applicable to owners of deferred contracts			111,786	7,661	62,647	35,271	37,277	98,240
Reserve for variable annuities —
Compass 2 Contracts			1,608	14	1,253	634	245	844
Compass 3 Contracts			—	—	—	—	—	—
Compass 3 – Level 2 Contracts			171	42	42	33	55	321

Net assets			$113,565	$7,717	$63,942	$35,938	$37,577	$99,405

See notes to financial statements.

Statements of Operations (unaudited) — Six Months Ended June 30, 2009

(000 Omitted)

	Capital Appreciation Variable Account	Global Governments Variable Account	Government Securities Variable Account	High Yield Variable Account	Money Market Variable Account	Total Return Variable Account
Net Investment income (loss):
Income —
Interest	$0 *	$113	$1,575	$1,780	$85	$1,032
Dividends	848	—	—	30	—	910
Dividends from underlying funds	1	1	1	1	—	1
Foreign taxes withheld	(24)	(0)*	—	—	—	(16)

Total investment income	$825	$114	$1,576	$1,811	$85	$1,927

Expenses —
Mortality and expense risk charges	$662	$48	$407	$206	$245	$588
Management fee	396	29	178	122	98	359
Boards of Managers fees	10	1	6	3	4	9
Distribution fee	1	0 *	0 *	0 *	1	2
Administrative fee	23	5	14	7	8	21
Custodian fee	18	15	13	8	6	31
Printing	8	6	7	7	8	7
Auditing fees	18	24	21	25	12	25
Legal fees	3	3	3	4	3	3
Miscellaneous	9	3	6	4	4	8

Total expenses	$1,148	$134	$655	$386	$389	$1,053
Fees paid indirectly	(0)*	(0)*	(0)*	(0)*	(0)*	(0)*
Reduction of expenses by investment adviser	(51)	(37)	—	(33)	(58)	(56)

Net expenses	$1,097	$97	$655	$353	$331	$997

Net investment income (loss)	$(272)	$17	$921	$1,458	$(246)	$930

Realized and unrealized gain (loss) on investments:
Realized gain (loss) (identified cost basis) —
Investment transactions	$(11,429)	$(21)	$450	$(2,201)	$—	$(6,979)
Futures contracts	—	(1)	56	—	—	—
Swap transactions	—	—	—	(544)	—	—
Foreign currency transactions	1	(45)	—	14	—	—

Net realized gain (loss) on investments and foreign currency transactions	$(11,428)	$(67)	$506	$(2,731)	$—	$(6,979)

Change in unrealized appreciation (depreciation) —
Investments	$23,983	$(102)	$(651)	$7,263	$—	$9,146
Futures contracts	—	—	141	—	—	—
Swap transactions	—	—	—	489	—	—
Translation of assets and liabilities in foreign currencies	(1)	(40)	—	(18)	—	—

Net unrealized gain (loss) on investments and foreign currency translation	$23,982	$(142)	$(510)	$7,734	$—	$9,146

Net realized and unrealized gain (loss) on investments and foreign currency	$12,554	$(209)	$(4)	$5,003	$—	$2,167

Change in net assets from operations	$12,282	$(192)	$917	$6,461	$(246)	$3,097

*	Amount was less than $500.

See notes to financial statements.

Statements of Changes in Net Assets

(000 Omitted)

	Capital Appreciation Variable Account		Global Governments Variable Account		Government Securities Variable Account
	Six Months Ended 6/30/09 (unaudited)	Year Ended 12/31/08	Six Months Ended 6/30/09 (unaudited)	Year Ended 12/31/08	Six Months Ended 6/30/09 (unaudited)	Year Ended 12/31/08
Change in net assets:
From operations:
Net investment income (loss)	$(272)	$(1,052)	$17	$66	$921	$1,980
Net realized gain (loss) on investments and foreign currency transactions	(11,428)	(19,840)	(67)	452	506	1,094
Net unrealized gain (loss) on investments and foreign currency translation	23,982	(47,925)	(142)	142	(510)	1,582

Change in net assets from operations	$12,282	$(68,817)	$(192)	$660	$917	$4,656

Participant transactions:
Accumulation activity:
Purchase payments received	$516	$2,727	$15	$133	$257	$776
Net transfers between variable and fixed accumulation accounts	(1,644)	(3,125)	71	291	125	1,777
Withdrawals, surrenders, annuitizations, and contract charges	(6,808)	(17,536)	(544)	(776)	(4,446)	(8,691)

Net accumulation activity	$(7,936)	$(17,934)	$(458)	$(352)	$(4,064)	$(6,138)

Annuitization activity:
Annuitizations	$87	$39	$(10)	$(5)	$(25)	$(27)
Annuity payments and contract charges	(124)	(353)	(3)	(5)	(113)	(248)
Adjustments to annuity reserves	(78)	70	0 *	0 *	11	(22)

Net annuitization activity	$(115)	$(244)	$(13)	$(10)	$(127)	$(297)

Change in net assets from participations transactions	$(8,051)	$(18,178)	$(471)	$(362)	$(4,191)	$(6,435)

Total change in net assets	$4,231	$(86,995)	$(663)	$298	$(3,274)	$(1,779)
Net assets:
At beginning of period	109,334	196,329	8,380	8,082	67,216	68,995

At end of period	$113,565	$109,334	$7,717	$8,380	$63,942	$67,216

*	Amount was less than $500.

See notes to financial statements.

Statements of Changes in Net Assets — continued

(000 Omitted)

	High Yield Variable Account		Money Market Variable Account		Total Return Variable Account
	Six Months Ended 6/30/09 (unaudited)	Year Ended 12/31/08	Six Months Ended 6/30/09 (unaudited)	Year Ended 12/31/08	Six Months Ended 6/30/09 (unaudited)	Year Ended 12/31/08
Change in net assets:
From operations:
Net investment income (loss)	$1,458	$3,096	$(246)	$274	$930	$2,007
Net realized gain (loss) on investments and foreign currency transactions	(2,731)	(3,572)	—	(11)	(6,979)	(13,823)
Net unrealized gain (loss) on investments and foreign currency translation	7,734	(12,084)	—	—	9,146	(22,563)

Change in net assets from operations	$6,461	$(12,560)	$(246)	$263	$3,097	$(34,379)

Participant transactions:
Accumulation activity:
Purchase payments received	$122	$572	$154	$806	$470	$3,022
Net transfers between variable and fixed accumulation accounts	(895)	74	1,383	1,968	(2,481)	(5,218)
Withdrawals, surrenders, annuitizations, and contract charges	(2,007)	(5,063)	(4,541)	(7,812)	(6,464)	(17,850)

Net accumulation activity	$(2,780)	$(4,417)	$(3,004)	$(5,038)	$(8,475)	$(20,046)

Annuitization activity:
Annuitizations	$—	$3	$8	$7	$22	$(8)
Annuity payments and contract charges	(52)	(141)	(28)	(75)	(76)	(220)
Net transfers among accounts for annuity reserves	—	—	—	—	—	2
Adjustments to annuity reserves	5	5	(0)*	1	(10)	9

Net annuitization activity	$(47)	$(133)	$(20)	$(67)	$(64)	$(217)

Change in net assets from participations transactions	$(2,827)	$(4,550)	$(3,024)	$(5,105)	$(8,539)	$(20,263)

Total change in net assets	$3,634	$(17,110)	$(3,270)	$(4,842)	$(5,442)	$(54,642)
Net assets:
At beginning of period	32,304	49,414	40,847	45,689	104,847	159,489

At end of period	$35,938	$32,304	$37,577	$40,847	$99,405	$104,847

*	Amount was less than $500.

See notes to financial statements.

Financial Highlights

The financial highlights table is intended to help you understand the variable account’s financial performance for the semiannual period and the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	Capital Appreciation Variable Account
	Compass 2
	Six Months Ended 6/30/09 (Unaudited)		Years Ended 12/31
			2008	2007	2006	2005	2004
Per unit data: (d)
Net asset value — beginning of period	$39.750		$63.669	$58.101	$55.446	$55.625	$50.814

Investment income	$0.319		$0.780	$0.751	$0.560	$0.580	$0.744
Expenses	(0.426)		(1.154)	(1.319)	(1.198)	(1.179)	(1.109)

Net investment loss	$(0.107)		$(0.374)	$(0.568)	$(0.638)	$(0.599)	$(0.365)
Net realized and unrealized gain (loss) on investments and foreign currency	4.941		(23.545)	6.136	3.293	0.420	5.176

Change in unit value	$4.834		$(23.919)	$5.568	$2.655	$(0.179)	$4.811

Unit value:
Net asset value — end of period	$44.584		$39.750	$63.669	$58.101	$55.446	$55.625

Total Return (%) (k)(r)(s)	12.16	(n)	(37.57)	9.58	4.79	(0.32)	9.47 (b)
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.22	(a)	2.17	2.15	2.15	2.16	2.14
Expenses after expense reductions (f)	2.12	(a)	2.12	2.14	N/A	N/A	N/A
Net investment loss	(0.52	)(a)	(0.68)	(0.91)	(1.11)	(1.08)	(0.70)
Portfolio turnover (%)	20		49	63	61	130	65
Number of units outstanding at end of period (000 Omitted)	1,632		1,761	1,980	2,419	3,018	3,544

	Capital Appreciation Variable Account
	Compass 3
	Six Months Ended 6/30/09 (Unaudited)		Years Ended 12/31
			2008	2007	2006	2005	2004
Per unit data: (d)
Net asset value — beginning of period	$26.107		$41.858	$38.235	$36.524	$36.678	$33.539

Investment income	$0.198		$0.497	$0.490	$0.355	$0.370	$0.458
Expenses	(0.283)		(0.783)	(0.903)	(0.807)	(0.795)	(0.753)

Net investment loss	$(0.085)		$(0.286)	$(0.413)	$(0.452)	$(0.425)	$(0.295)
Net realized and unrealized gain (loss) on investments and foreign currency	3.245		(15.465)	4.036	2.163	0.271	3.434

Change in unit value	$3.160		$(15.751)	$3.623	$1.711	$(0.154)	$3.139

Unit value:
Net asset value — end of period	$29.267		$26.107	$41.858	$38.235	$36.524	$36.678

Total Return (%) (k)(r)(s)	12.10	(n)	(37.63)	9.48	4.69	(0.42)	9.36 (b)
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.32	(a)	2.27	2.25	2.25	2.26	2.24
Expenses after expense reductions (f)	2.22	(a)	2.22	2.24	N/A	N/A	N/A
Net investment loss	(0.66	)(a)	(0.81)	(1.04)	(1.30)	(1.20)	(0.87)
Portfolio turnover (%)	20		49	63	61	130	65
Number of units outstanding at end of period (000 Omitted)	31		46	73	128	237	413

Financial Highlights — continued

	Capital Appreciation Variable Account
	Compass 3 – Level 2
	Six Months Ended 6/30/09 (Unaudited)		Years Ended 12/31
			2008	2007	2006	2005	2004
Per unit data: (d)
Net asset value — beginning of period	$10.932		$17.501	$15.963	$15.226	$15.267	$13.940

Investment income	$0.087		$0.211	$0.203	$0.152	$0.158	$0.205
Expenses	(0.114)		(0.308)	(0.352)	(0.320)	(0.316)	(0.297)

Net investment loss	$(0.027)		$(0.097)	$(0.149)	$(0.168)	$(0.158)	$(0.092)
Net realized and unrealized gain (loss) on investments and foreign currency	1.359		(6.472)	1.687	0.905	0.117	1.419

Change in unit value	$1.332		$(6.569)	$1.538	$0.737	$(0.041)	$1.327

Unit value:
Net asset value — end of period	$12.264		$10.932	$17.501	$15.963	$15.226	$15.267

Total Return (%) (k)(r)(s)	12.19	(n)	(37.54)	9.64	4.84	(0.27)	9.52 (b)
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.17	(a)	2.12	2.10	2.10	2.11	2.09
Expenses after expense reductions (f)	2.07	(a)	2.07	2.09	N/A	N/A	N/A
Net investment loss	(0.49	)(a)	(0.65)	(0.88)	(1.13)	(1.05)	(0.65)
Portfolio turnover (%)	20		49	63	61	130	65
Number of units outstanding at end of period (000 Omitted)	3,110		3,335	3,671	4,378	5,248	5,798

(a)	Annualized.
(b)	The variable account’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.039, $0.026, and $0.010 per unit for Compass 2, Compass 3, and Compass 3 – Level 2, respectively, based on units outstanding on the day the accrual was recorded.
(d)	Per unit data is based on the average number of units outstanding during each period.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

See notes to financial statements.

Financial Highlights — continued

The financial highlights table is intended to help you understand the variable account’s financial performance for the semiannual period and the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	Global Governments Variable Account
	Compass 2
	Six Months Ended 6/30/09 (Unaudited)		Years ended 12/31
			2008	2007	2006	2005	2004
Per unit data: (d)
Net asset value — beginning of period	$29.979		$27.622	$25.732	$24.865	$27.240	$25.169

Investment income	$0.419		$0.944	$1.052	$1.003	$0.925	$0.872
Expenses	(0.356)		(0.716)	(0.653)	(0.629)	(0.651)	(0.633)

Net investment income	$0.063		$0.228	$0.399	$0.374	$0.274	$0.239
Net realized and unrealized gain (loss) on investments and foreign currency	(0.693)		2.129	1.491	0.493	(2.649)	1.832

Change in unit value	$(0.630)		$2.357	$1.890	$0.867	$(2.375)	$2.071

Unit value:
Net asset value — end of period	$29.349		$29.979	$27.622	$25.732	$24.865	$27.240

Total Return (%) (k)(r)(s)	(2.10	)(n)	8.54	7.34	3.49	(8.72)	8.23
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	3.45	(a)	3.50	3.35	3.39	2.95	2.67
Expenses after expense reductions (f)	2.50	(a)	2.50	2.50	2.50	2.50	2.50
Net investment income	0.44	(a)	0.79	1.52	1.48	1.04	0.94
Portfolio turnover (%)	65		111	141	118	144	128
Number of units outstanding at end of period (000 Omitted)	88		91	85	104	116	128

	Global Governments Variable Account
	Compass 3
	Six Months Ended 6/30/09 (Unaudited)		Years ended 12/31
			2008	2007	2006	2005	2004
Per unit data: (d)
Net asset value — beginning of period	$29.059		$26.814	$25.017	$24.209	$26.561	$24.578

Investment income	$0.397		$0.904	$1.044	$1.025	$0.949	$0.883
Expenses	(0.359)		(0.727)	(0.678)	(0.659)	(0.688)	(0.662)

Net investment income	$0.038		$0.177	$0.366	$0.366	$0.261	$0.221
Net realized and unrealized gain (loss) on investments and foreign currency	(0.670)		2.068	1.431	0.442	(2.613)	1.762

Change in unit value	$(0.632)		$2.245	$1.797	$0.808	$(2.352)	$1.983

Unit value:
Net asset value — end of period	$28.427		$29.059	$26.814	$25.017	$24.209	$26.561

Total Return (%) (k)(r)(s)	(2.17	)(n)	8.38	7.18	3.34	(8.85)	8.07
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	3.60	(a)	3.65	3.50	3.54	3.10	2.82
Expenses after expense reductions (f)	2.65	(a)	2.65	2.65	2.65	2.65	2.65
Net investment income	0.27	(a)	0.65	1.44	1.41	0.97	0.85
Portfolio turnover (%)	65		111	141	118	144	128
Number of units outstanding at end of period (000 Omitted)	9		11	15	18	26	28

Financial Highlights — continued

	Global Governments Variable Account
	Compass 3 – Level 2
	Six Months Ended 6/30/09 (Unaudited)		Years ended 12/31
			2008	2007	2006	2005	2004
Per unit data: (d)
Net asset value — beginning of period	$17.147		$15.798	$14.718	$14.221	$15.580	$14.396

Investment income	$0.240		$0.541	$0.608	$0.574	$0.526	$0.497
Expenses	(0.204)		(0.410)	(0.377)	(0.361)	(0.371)	(0.361)

Net investment income	$0.036		$0.131	$0.231	$0.213	$0.155	$0.136
Net realized and unrealized gain (loss) on investments and foreign currency	(0.397)		1.218	0.849	0.284	(1.514)	1.048

Change in unit value	$(0.361)		$1.349	$1.080	$0.497	$(1.359)	$1.184

Unit value:
Net asset value — end of period	$16.786		$17.147	$15.798	$14.718	$14.221	$15.580

Total Return (%) (k)(r)(s)	(2.10	)(n)	8.54	7.34	3.49	(8.72)	8.23
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	3.45	(a)	3.50	3.35	3.39	2.95	2.67
Expenses after expense reductions (f)	2.50	(a)	2.50	2.50	2.50	2.50	2.50
Net investment income	0.44	(a)	0.79	1.53	1.47	1.04	0.94
Portfolio turnover (%)	65		111	141	118	144	128
Number of units outstanding at end of period (000 Omitted)	288		306	332	403	468	500

(a)	Annualized.
(d)	Per unit data is based on the average number of units outstanding during each period.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

See notes to financial statements.

Financial Highlights — continued

The financial highlights table is intended to help you understand the variable account’s financial performance for the semiannual period and the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	Government Securities Variable Account
	Compass 2
	Six Months Ended 6/30/09 (Unaudited)		Years Ended 12/31
			2008	2007	2006	2005	2004
Per unit data: (d)
Net asset value — beginning of period	$43.715		$40.804	$38.619	$37.679	$37.338	$36.470

Investment income	$1.090		$2.116	$2.117	$2.024	$1.936	$1.834
Expenses	(0.454)		(0.860)	(0.802)	(0.757)	(0.752)	(0.726)

Net investment income	$0.636		$1.256	$1.315	$1.267	$1.184	$1.108
Net realized and unrealized gain (loss) on investments and foreign currency	(0.031)		1.655	0.870	(0.327)	(0.843)	(0.240)

Change in unit value	$0.605		$2.911	$2.185	$0.940	$0.341	$0.868

Unit value:
Net asset value — end of period	$44.320		$43.715	$40.804	$38.619	$37.679	$37.338

Total Return (%) (k)(s)	1.39	(n)	7.14	5.66	2.50	0.91	2.38
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.07	(a)	2.05	2.02	2.01	2.01	1.97
Net investment income	2.83	(a)	2.93	3.26	3.28	3.09	2.96
Portfolio turnover (%)	19		45	35	17	69	89
Number of units outstanding at end of period (000 Omitted)	1,079		1,151	1,269	1,538	1,852	2,125

	Government Securities Variable Account
	Compass 3
	Six Months Ended 6/30/09 (Unaudited)		Years Ended 12/31
			2008	2007	2006	2005	2004
Per unit data: (d)
Net asset value — beginning of period	$30.417		$28.419	$26.924	$26.295	$26.082	$25.501

Investment income	$0.732		$1.427	$1.470	$1.352	$1.316	$1.244
Expenses	(0.324)		(0.618)	(0.583)	(0.538)	(0.543)	(0.525)

Net investment income	$0.408		$0.809	$0.887	$0.814	$0.773	$0.719
Net realized and unrealized gain (loss) on investments and foreign currency	(0.002)		1.189	0.608	(0.185)	(0.560)	(0.138)

Change in unit value	$0.406		$1.998	$1.495	$0.629	$0.213	$0.581

Unit value:
Net asset value — end of period	$30.823		$30.417	$28.419	$26.924	$26.295	$26.082

Total Return (%) (k)(s)	1.34	(n)	7.03	5.55	2.40	0.82	2.28
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.17	(a)	2.15	2.12	2.11	2.11	2.07
Net investment income	2.71	(a)	2.80	3.25	3.15	2.96	2.82
Portfolio turnover (%)	19		45	35	17	69	89
Number of units outstanding at end of period (000 Omitted)	15		20	28	40	69	100

Financial Highlights — continued

	Government Securities Variable Account
	Compass 3 – Level 2
	Six Months Ended 6/30/09 (Unaudited)		Years Ended 12/31
			2008	2007	2006	2005	2004
Per unit data: (d)
Net asset value — beginning of period	$17.918		$16.717	$15.814	$15.421	$15.274	$14.912

Investment income	$0.437		$0.848	$0.848	$0.813	$0.781	$0.742
Expenses	(0.180)		(0.342)	(0.318)	(0.300)	(0.299)	(0.289)

Net investment income	$0.257		$0.506	$0.530	$0.513	$0.482	$0.453
Net realized and unrealized gain (loss) on investments and foreign currency	(0.004)		0.695	0.373	(0.120)	(0.335)	(0.091)

Change in unit value	$0.253		$1.201	$0.903	$0.393	$0.147	$0.362

Unit value:
Net asset value — end of period	$18.171		$17.918	$16.717	$15.814	$15.421	$15.274

Total Return (%) (k)(s)	1.41	(n)	7.19	5.71	2.55	0.96	2.43
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.02	(a)	2.00	1.97	1.96	1.96	1.92
Net investment income	2.85	(a)	2.94	3.29	3.30	3.12	2.99
Portfolio turnover (%)	19		45	35	17	69	89
Number of units outstanding at end of period (000 Omitted)	790		831	889	1,054	1,280	1,377

(a)	Annualized.
(d)	Per unit data is based on the average number of units outstanding during each period.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

See notes to financial statements.

Financial Highlights — continued

The financial highlights table is intended to help you understand the variable account’s financial performance for the semiannual period and the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	High Yield Variable Account
	Compass 2
	Six Months Ended 6/30/09 (Unaudited)		Years Ended 12/31
			2008	2007	2006	2005	2004
Per unit data: (d)
Net asset value — beginning of period	$29.057		$40.344	$40.172	$36.840	$36.669	$34.056

Investment income	$1.759		$3.568	$3.391	$3.121	$2.959	$2.857
Expenses	(0.343)		(0.817)	(0.901)	(0.847)	(0.820)	(0.770)

Net investment income	$1.416		$2.751	$2.490	$2.274	$2.139	$2.087
Net realized and unrealized gain (loss) on investments and foreign currency	4.734		(14.038)	(2.318)	1.058	(1.968)	0.526

Change in unit value	$6.150		$(11.287)	$0.172	$3.332	$0.171	$2.613

Unit value:
Net asset value — end of period	$35.207		$29.057	$40.344	$40.172	$36.840	$36.669

Total Return (%) (k)(r)(s)	21.17	(n)	(27.98)	0.43	9.04	0.47	7.67
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.40	(a)	2.36	2.25	2.32	2.28 (o)	2.21
Expenses after expense reductions (f)	2.20	(a)	2.20	2.20	2.22	2.25	N/A
Net investment income	8.92	(a)	7.28	5.96	5.84	5.76	5.91
Portfolio turnover (%)	31		62	66	88	53	81
Number of units outstanding at end of period (000 Omitted)	794		862	958	1,119	1,323	1,601

	High Yield Variable Account
	Compass 3
	Six Months Ended 6/30/09 (Unaudited)		Years Ended 12/31
			2008	2007	2006	2005	2004
Per unit data: (d)
Net asset value — beginning of period	$21.266		$29.556	$29.459	$27.043	$26.943	$25.048

Investment income	$1.245		$2.515	$2.445	$2.212	$2.118	$2.021
Expenses	(0.256)		(0.613)	(0.681)	(0.635)	(0.620)	(0.576)

Net investment income	$0.989		$1.902	$1.764	$1.577	$1.498	$1.445
Net realized and unrealized gain (loss) on investments and foreign currency	3.500		(10.192)	(1.667)	0.839	(1.398)	0.450

Change in unit value	$4.489		$(8.290)	$0.097	$2.416	$0.100	$1.895

Unit value:
Net asset value — end of period	$25.755		$21.266	$29.556	$29.459	$27.043	$26.943

Total Return (%) (k)(r)(s)	21.11	(n)	(28.05)	0.33	8.94	0.37	7.57
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.50	(a)	2.46	2.35	2.42	2.38 (o)	2.31
Expenses after expense reductions (f)	2.30	(a)	2.30	2.30	2.32	2.35	N/A
Net investment income	8.82	(a)	7.09	5.93	5.71	5.64	5.75
Portfolio turnover (%)	31		62	66	88	53	81
Number of units outstanding at end of period (000 Omitted)	10		13	21	34	47	67

Financial Highlights — continued

	High Yield Variable Account
	Compass 3 – Level 2
	Six Months Ended 6/30/09 (Unaudited)		Years Ended 12/31
			2008	2007	2006	2005	2004
Per unit data: (d)
Net asset value — beginning of period	$11.450		$15.890	$15.814	$14.495	$14.421	$13.386

Investment income	$0.672		$1.380	$1.310	$1.202	$1.142	$1.019
Expenses	(0.130)		(0.313)	(0.344)	(0.323)	(0.312)	(0.275)

Net investment income	$0.542		$1.067	$0.966	$0.879	$0.830	$0.744
Net realized and unrealized gain (loss) on investments and foreign currency	1.885		(5.507)	(0.890)	0.440	(0.756)	0.291

Change in unit value	$2.427		$(4.440)	$0.076	$1.319	$0.074	$1.035

Unit value:
Net asset value — end of period	$13.877		$11.450	$15.890	$15.814	$14.495	$14.421

Total Return (%) (k)(r)(s)	21.20	(n)	(27.94)	0.48	9.10	0.52	7.73
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.35	(a)	2.31	2.20	2.27	2.23 (o)	2.16
Expenses after expense reductions (f)	2.15	(a)	2.15	2.15	2.17	2.20	N/A
Net investment income	8.89	(a)	7.27	5.98	5.86	5.81	5.77
Portfolio turnover (%)	31		62	66	88	53	81
Number of units outstanding at end of period (000 Omitted)	509		558	579	774	937	971

(a)	Annualized.
(d)	Per unit data is based on the average number of units outstanding during each period.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(o)	Due to a revision, the ratios of expenses before expense reductions for the year ended December 31, 2005 not previously reported, were 2.28%, 2.38% and 2.23% for Compass 2, Compass 3, and Compass 3 – Level 2, respectively. There was no impact to net assets or the expenses charged to the contract holder.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

See notes to financial statements.

Financial Highlights — continued

The financial highlights table is intended to help you understand the variable account’s financial performance for the semiannual period and the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	Money Market Variable Account
	Compass 2
	Six Months Ended 6/30/09 (Unaudited)		Years Ended 12/31
			2008	2007		2006	2005		2004
Per unit data: (d)
Net asset value — beginning of period	$21.803		$21.676	$20.979		$20.331	$20.073		$20.188

Investment income	$0.047		$0.567	$1.145		$1.051	$0.661		$0.281
Expenses	(0.186)		(0.432)	(0.431)		(0.403)	(0.403)		(0.396)

Net investment income (loss)	$(0.139)		$0.135	$0.714		$0.648	$0.258		$(0.115)
Net realized and unrealized gain (loss) on investments	—		(0.008)	(0.017	)(g)	—	(0.000	)(w)	—

Change in unit value	$(0.139)		$0.127	$0.697		$0.648	$0.258		$(0.115)

Unit value:
Net asset value — end of period	$21.664		$21.803	$21.676		$20.979	$20.331		$20.073

Total Return (%) (k)(r)(s)	(0.64	)(n)	0.58	3.32		3.19	1.29		(0.57)
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.03	(a)	1.99	2.00		1.95	1.99		1.96
Expenses after expense reductions (f)	1.74	(a)	1.97	N/A		N/A	N/A		N/A
Net investment income (loss)	(1.27	)(a)	0.61	3.29		3.15	1.38		(0.56)
Number of units outstanding at end of period (000 Omitted)	782		793	887		928	1,128		1,009

	Money Market Variable Account
	Compass 3
	Six months ended 6/30/09 (Unaudited)		Years Ended 12/31
			2008	2007		2006	2005		2004
Per unit data: (d)
Net asset value — beginning of period	$17.790		$17.704	$17.152		$16.638	$16.443		$16.553

Investment income	$0.039		$0.468	$0.902		$0.852	$0.539		$0.229
Expenses	(0.160)		(0.364)	(0.356)		(0.338)	(0.344)		(0.339)

Net investment income (loss)	$(0.121)		$0.104	$0.546		$0.514	$0.195		$(0.110)
Net realized and unrealized gain (loss) on investments	—		(0.018)	0.006	(g)	—	(0.000	)(w)	—

Change in unit value	$(0.122)		$0.086	$0.552		$0.514	$0.195		$(0.110)

Unit value:
Net asset value — end of period	$17.668		$17.790	$17.704		$17.152	$16.638		$16.443

Total Return (%) (k)(r)(s)	(0.69	)(n)	0.49	3.22		3.09	1.19		(0.67)
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.13	(a)	2.09	2.10		2.05	2.09		2.06
Expenses after expense reductions (f)	1.84	(a)	2.07	N/A		N/A	N/A		N/A
Net investment income (loss)	(1.39	)(a)	0.59	3.20		3.00	1.42		(0.71)
Number of units outstanding at end of period (000 Omitted)	31		45	64		131	218		97

Financial Highlights — continued

	Money Market Variable Account
	Compass 3 – Level 2
	Six Months Ended 6/30/09 (Unaudited)		Years Ended 12/31
			2008	2007		2006	2005		2004
Per unit data: (d)
Net asset value — beginning of period	$13.415		$13.330	$12.895		$12.491	$12.326		$12.390

Investment income	$0.029		$0.344	$0.695		$0.644	$0.405		$0.181
Expenses	(0.112)		(0.257)	(0.257)		(0.240)	(0.240)		(0.245)

Net investment income (loss)	$(0.083)		$0.087	$0.438		$0.404	$0.165		$(0.064)
Net realized and unrealized gain (loss) on investments	—		(0.002)	(0.003	)(g)	—	(0.000	)(w)	—

Change in unit value	$(0.083)		$0.085	$0.435		$0.404	$0.165		$(0.064)

Unit value:
Net asset value — end of period	$13.332		$13.415	$13.330		$12.895	$12.491		$12.326

Total Return (%) (k)(r)(s)	(0.61	)(n)	0.63	3.38		3.24	1.34		(0.52)
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	1.98	(a)	1.94	1.95		1.90	1.94		1.91
Expenses after expense reductions (f)	1.69	(a)	1.92	N/A		N/A	N/A		N/A
Net investment income (loss)	(1.24	)(a)	0.65	3.32		3.18	1.39		(0.48)
Number of units outstanding at end of period (000 Omitted)	1,485		1,673	1,871		1,969	2,384		2,259

(a)	Annualized.
(d)	Per unit data is based on the average number of units outstanding during each period.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per unit amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of variable account units and the per unit amount of realized and unrealized gains and losses at such time.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per unit amount was less than $0.001.

See notes to financial statements.

Financial Highlights — continued

The financial highlights table is intended to help you understand the variable account’s financial performance for the semiannual period and the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	Total Return Variable Account
	Compass 2
	Six Months Ended 6/30/09 (Unaudited)		Years Ended 12/31
			2008	2007	2006	2005	2004
Per unit data: (d)
Net asset value — beginning of period	$40.464		$52.709	$51.373	$46.459	$45.729	$41.571

Investment income	$0.802		$1.748	$1.832	$1.749	$1.521	$1.450
Expenses	(0.411)		(1.008)	(1.126)	(1.033)	(0.970)	(0.905)

Net investment income	$0.391		$0.740	$0.706	$0.716	$0.551	$0.545
Net realized and unrealized gain (loss) on investments and foreign currency	1.105		(12.985)	0.630	4.198	0.179	3.613

Change in unit value	$1.496		$(12.245)	$1.336	$4.914	$0.730	$4.158

Unit value:
Net asset value — end of period	$41.960		$40.464	$52.709	$51.373	$46.459	$45.729

Total Return (%) (k)(r)(s)	3.70	(n)	(23.23)	2.60	10.58	1.60	10.00	(b)
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.22	(a)	2.16	2.12	2.14	2.12	2.11
Expenses after expense reductions (f)	2.10	(a)	2.10	2.11	N/A	N/A	N/A
Net investment income	1.96	(a)	1.52	1.30	1.46	1.18	1.25
Portfolio turnover (%)	25		57	54	45	49	64
Number of units outstanding at end of period (000 Omitted)	724		807	948	1,156	1,349	1,511

	Total Return Variable Account
	Compass 3
	Six Months Ended 6/30/09 (Unaudited)		Years Ended 12/31
			2008	2007	2006	2005	2004
Per unit data: (d)
Net asset value — beginning of period	$39.224		$51.169	$49.947	$45.236	$44.592	$40.597

Investment income	$0.751		$1.645	$1.770	$1.645	$1.450	$1.375
Expenses	(0.418)		(1.033)	(1.165)	(1.051)	(1.019)	(0.929)

Net investment income	$0.333		$0.612	$0.605	$0.594	$0.431	$0.446
Net realized and unrealized gain (loss) on investments and foreign currency	1.087		(12.557)	0.617	4.117	0.213	3.549

Change in unit value	$1.420		$(11.945)	$1.222	$4.711	$0.644	$3.995

Unit value:
Net asset value — end of period	$40.644		$39.224	$51.169	$49.947	$45.236	$44.592

Total Return (%) (k)(r)(s)	3.62	(n)	(23.34)	2.45	10.42	1.45	9.84	(b)
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.37	(a)	2.31	2.27	2.29	2.27	2.26
Expenses after expense reductions (f)	2.25	(a)	2.25	2.26	N/A	N/A	N/A
Net investment income	1.78	(a)	1.33	1.18	1.28	0.97	1.07
Portfolio turnover (%)	25		57	54	45	49	64
Number of units outstanding at end of period (000 Omitted)	59		74	107	142	217	315

Financial Highlights — continued

	Total Return Variable Account
	Compass 3 – Level 2
	Six Months Ended 6/30/09 (Unaudited)		Years Ended 12/31
			2008	2007	2006	2005	2004
Per unit data: (d)
Net asset value — beginning of period	$19.077		$24.850	$24.220	$21.903	$21.559	$19.599

Investment income	$0.371		$0.807	$0.849	$0.812	$0.710	$0.676
Expenses	(0.192)		(0.471)	(0.527)	(0.484)	(0.457)	(0.425)

Net investment income	$0.179		$0.336	$0.322	$0.328	$0.253	$0.251
Net realized and unrealized gain (loss) on investments and foreign currency	0.526		(6.109)	0.308	1.989	0.091	1.709

Change in unit value	$0.705		$(5.773)	$0.630	$2.317	$0.344	$1.960

Unit value:
Net asset value — end of period	$19.782		$19.077	$24.850	$24.220	$21.903	$21.559

Total Return (%) (k)(r)(s)	3.70	(n)	(23.23)	2.60	10.58	1.60	10.00	(b)
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.22	(a)	2.16	2.12	2.14	2.12	2.11
Expenses after expense reductions (f)	2.10	(a)	2.10	2.11	N/A	N/A	N/A
Net investment income	1.94	(a)	1.49	1.28	1.44	1.17	1.24
Portfolio turnover (%)	25		57	54	45	49	64
Number of units outstanding at end of period (000 Omitted)	3,310		3,572	4,116	4,695	5,462	5,646

(a)	Annualized.
(b)	The variable acount’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per unit based on the units outstanding on the day the accrual was recorded.
(d)	Per unit data is based on the average number of units outstanding during each period.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

See notes to financial statements.

Notes to Financial Statements (unaudited)

(1)	Business and Organization

Capital Appreciation Variable Account, Global Governments Variable Account, Government Securities Variable Account, High Yield Variable Account, Money Market Variable Account, and Total Return Variable Account (the variable account(s)) are separate accounts established by Sun Life Assurance Company of Canada (U.S.), the Sponsor, in connection with the issuance of Compass 2 and Compass 3 combination fixed/variable annuity contracts. The variable accounts operate as open-end management investment companies as those terms are defined in the Investment Company Act of 1940, as amended.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the variable accounts’ Statement of Assets and Liabilities through August 18, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The High Yield Variable Account can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The Government Securities Variable Account may invest a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The Capital Appreciation Variable Account, Global Governments Variable Account, High Yield Variable Account, and Total Return Variable Account can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Pursuant to procedures approved by the Board of Managers, investments held by the Money Market Variable Account are valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Managers has delegated primary responsibility for determining or causing to be determined the value of the variable accounts’ investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Managers. Under the variable accounts’ valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives.

Notes to Financial Statements (unaudited) — continued

These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each variable account’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of each variable account’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the variable accounts’ foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each variable account’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each variable account’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the variable accounts could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each variable account determines its net asset value per share.

Various inputs are used in determining the value of each variable account’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The variable accounts’ assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing each variable account’s assets or liabilities carried at market value:

Capital Appreciation Variable Account

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$111,964,873	$—	$—	$111,964,873
Mutual Funds	1,527,235	—	—	1,527,235

Total Investments	$113,492,108	$—	$—	$113,492,108

Global Governments Variable Account

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$1,118,421	$—	$1,118,421
Non-U.S. Sovereign Debt	—	5,117,406	—	5,117,406
Corporate Bonds	—	48,931	—	48,931
Residential Mortgage-Backed Securities	—	303,937	—	303,937
Commercial Mortgage-Backed Securities	—	338,763	—	338,763
Mutual Funds	643,930	—	—	643,930

Total Investments	$643,930	$6,927,458	$—	$7,571,388

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Currency Contracts	$—	$(23,089)	$—	$(23,089)

Government Securities Variable Account

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$16,625,622	$—	$16,625,622
Municipal Bonds	—	2,085,716	—	2,085,716
Residential Mortgage-Backed Securities	—	41,925,579	—	41,925,579
Commercial Mortgage-Backed Securities	—	1,339,819	—	1,339,819
Mutual Funds	1,541,106	—	—	1,541,106

Total Investments	$1,541,106	$61,976,736	$—	$63,517,842

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$(15,607)	$—	$—	$(15,607)

Notes to Financial Statements (unaudited) — continued

High Yield Variable Account

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$481,895	$40,856	$3,244	$525,995
Non-U.S. Sovereign Debt	—	55,674	—	55,674
Corporate Bonds	—	27,126,668	—	27,126,668
Commercial Mortgage-Backed Securities	—	1,337,634	—	1,337,634
Bank Loans	—	2,266,740	—	2,266,740
Asset-Backed Securities (including CDO’s)	—	31,484	—	31,484
Foreign Bonds	—	2,428,771	—	2,428,771
Other Fixed Income Securities	—	181,557	—	181,557
Mutual Funds	936,712	—	—	936,712

Total Investments	$1,418,607	$33,469,384	$3,244	$34,891,235

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Currency Contracts	$—	$(10,349)	$—	$(10,349)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/08	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
change in urealized appreciation (depreciation)	(1,937)
Net purchases (sales)	5,181
Transfers in and/or out of Level 3	—

Balance as of 6/30/09	$3,244

Money Market Variable Account

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$37,606,607	$—	$37,606,607

Total Return Variable Account

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$57,888,639	$—	$—	$57,888,639
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	8,381,007	—	8,381,007
Non-U.S. Sovereign Debt	—	776,191	—	776,191
Municipal Bonds	—	130,242	—	130,242
Corporate Bonds	—	8,935,246	—	8,935,246
Residential Mortgage-Backed Securities	—	15,624,981	—	15,624,981
Commercial Mortgage-Backed Securities	—	2,551,536	—	2,551,536
Asset-Backed Securities (including CDOs)	—	99,624	—	99,624
Foreign Bonds	—	2,886,535	—	2,886,535
Mutual Funds	2,276,848	—	—	2,276,848

Total Investments	$60,165,487	$39,385,362	$—	$99,550,849

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The variable accounts may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The variable accounts require that the securities collateral in a repurchase transaction be transferred to a custodian. The variable accounts monitor, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the variable accounts under each such repurchase agreement. The variable accounts and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Inflation-Adjusted Debt Securities – Certain variable accounts invest in inflation-adjusted debt securities issued by the U.S. Treasury. The variable accounts may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to

Notes to Financial Statements (unaudited) — continued

the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – Certain variable accounts may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the variable accounts, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the variable accounts use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the variable accounts adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the variable accounts’ use of and accounting for derivative instruments and the effect of derivative instruments on the variable accounts’ results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the variable accounts’ derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the variable accounts may use derivatives in an attempt to achieve an economic hedge, the variable accounts’ derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the variable accounts did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements.

The following tables present, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the Global Governments Variable Account, Government Securities Variable Account, and High Yield Variable Account at June 30, 2009:

Global Governments Variable Account

		Asset Derivatives		Liability Derivatives
		Location on Statement of Assets and Liabilities	Fair Value	Location on Statement of Assets and Liabilities	Fair Value
Foreign Exchange Contracts not Accounted for as Hedging Instruments Under FAS 133	Forward Foreign Currency Exchange Contracts	Receivable for forward foreign currency exchange contracts	$25,440	Payable for forward foreign currency exchange contracts	$(48,529)

Government Securities Variable Account

		Liability Derivatives
		Location on Statement of Assets and Liabilities	Fair Value
Interest Rate Contracts not Accounted for as Hedging Instruments Under FAS 133	Interest Rate Futures	Payable for daily variation margin on open futures contracts	$(15,607	)(a)

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the variable account’s Portfolio of Investments. Only the current day’s variation margin for futures contracts of $(1,953) is reported within the variable account’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) — continued

High Yield Variable Account

		Liability Derivatives
		Location on Statement of Assets and Liabilities	Fair Value
Foreign Exchange Contracts not Accounted for as Hedging Instruments Under FAS 133	Forward Foreign Currency Exchange Contracts	Payable for forward foreign currency exchange contracts	$(10,349)

The following tables present, by major type of derivative contract, the realized gain (loss) on derivatives held by the Global Governments Variable Account, Government Securities Variable Account, and High Yield Variable Account for the six months ended June 30, 2009 as reported in the Statement of Operations:

Global Governments Variable Account

	Investment Transactions (i.e., Purchased Options)	Futures Contracts	Foreign Currency Transactions	Total
Interest Rate Contracts	$(707)	$(919)	$—	$(1,626)
Foreign Exchange Contracts	—	—	(44,046)	(44,046)
Total	$(707)	$(919)	$(44,046)	$(45,672)

Government Securities Variable Account

	Investment Transactions (i.e., Purchased Options)	Futures Contracts	Total
Interest Rate Contracts	$(5,516)	$56,332	$50,816

High Yield Variable Account

	Foreign Currency Transactions	Swap Transactions	Total
Foreign Exchange Contracts	$16,956	$—	$16,956
Credit Contracts	—	(543,848)	(543,848)
Total	$16,956	$(543,848)	$(526,892)

The following tables present by major type of derivative contract, the changes in unrealized appreciation (depreciation) on derivatives held by the Global Governments Variable Account, Government Securities Variable Account, and High Yield Variable Account for the six months ended June 30, 2009 as reported in the Statement of Operations:

Global Governments Variable Account

Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange Contracts	$(44,830)

Government Securities Variable Account

Futures Contracts
Interest Rate Contracts	$140,616

High Yield Variable Account

	Translation of Assets and Liabilities in Foreign Currencies	Swap Transactions	Total
Foreign Exchange Contracts	$(20,728)	$—	$(20,728)
Credit Contracts	—	488,867	488,867
Total	$(20,728)	$488,867	$468,139

Notes to Financial Statements (unaudited) — continued

For the six months ended June 30, 2009 the Capital Appreciation Variable Account, Money Market Variable Account, and Total Return Variable Account did not invest in any derivative instruments.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, certain variable accounts attempt to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the variable accounts the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the variable accounts’ credit risk to such counterparty equal to any amounts payable by the variable accounts under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the variable accounts and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the variable accounts under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Purchased Options – Certain variable accounts may purchase call or put options for a premium. Purchased options entitle the holder to buy or sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the variable accounts’ exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased option, the premium paid is either added to the cost of the security or financial instrument in the case of a call option, or offset against the proceeds on the sale of the underlying security or financial instrument in the case of a put option, in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the variable accounts pay a premium whether or not the option is exercised. The variable accounts’ maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the variable accounts and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the variable accounts to cover the variable accounts’ exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – Certain variable accounts may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the variable accounts are required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the variable accounts each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the variable accounts until the contract is closed or expires at which point the gain or loss on futures is realized.

The variable accounts bear the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the variable accounts may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the variable accounts since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The variable accounts’ maximum risk of loss due to counterparty credit risk is equal to the margin posted by the variable accounts to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – Certain variable accounts may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the variable accounts’ currency risk or for non-hedging purposes. For hedging purposes, the variable accounts may enter into contracts to deliver or receive foreign currency that the variable accounts will receive from or use in its normal investment activities. The variable accounts may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the variable accounts may enter into contracts with the intent of changing the relative exposure of the variable accounts’ portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Notes to Financial Statements (unaudited) — continued

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The variable accounts’ maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the variable accounts and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the variable accounts to cover the variable accounts’ exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – Certain variable accounts may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the variable accounts and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the variable accounts, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the variable accounts and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the variable accounts to cover the variable accounts’ exposure to the counterparty under such ISDA Master Agreement.

The variable accounts may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Hybrid Instruments – The variable accounts may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indices, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Loans and Other Direct Debt Instruments – Certain variable accounts may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the variable accounts to supply additional cash to the borrower on demand. At June 30, 2009 the High Yield Variable Account had unfunded loan commitments of $ 9,748, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the High Yield Variable account. The market value and obligation of the High Yield Variable Account on these unfunded loan commitments is included in Investments, at value and Payable for investments purchased, respectively, on the Statement of Assets and Liabilities. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the variable accounts’ organizational documents, its officers and managers may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the variable accounts. Additionally, in the normal course of business, the variable accounts enter into agreements with service providers that may contain indemnification clauses. The variable accounts’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the variable accounts that have not yet occurred.

Notes to Financial Statements (unaudited) — continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Certain variable accounts earn certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the variable accounts are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The variable accounts may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the variable accounts or in unrealized gain/loss if the security is still held by the variable accounts. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The variable accounts’ custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the variable accounts. This amount, for the six months ended June 30, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Federal Income Taxes – The variable accounts are funding vehicles for individual variable annuities. The operations of the variable accounts are part of the operations of Sun Life Assurance Company of Canada (U.S.), the Sponsor, and are not taxed separately; the variable accounts are not taxed as regulated investment companies. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Accordingly, no provision for federal income or excise tax is necessary. Foreign taxes have been provided for on interest and dividend income earned on foreign investments in accordance with the applicable country’s tax rates and to the extent unrecoverable are recorded as a reduction of investment income.

(3)	Annuity Reserves

Annuity reserves for contracts with annuity commencement dates prior to January 1, 1987 have been calculated using the 1971 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates between January 1, 1987 and December 31, 1998 have been calculated using the 1983 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or after January 1, 1999 have been calculated using the Annuity Mortality 2000 table. Annuity reserves for contracts in payment period are calculated using an assumed interest rate of 4%. Required adjustments are accomplished by transfers to or from the Sponsor.

(4)	Transactions with Affiliates

Investment Adviser – Each variable account has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the variable accounts. The management fee is computed daily and paid monthly at the following annual rates based on a percentage of each variable account’s average daily net assets:

	Annual Rate of Management Fee Based on Average Daily Net Assets Not Exceeding $300 Million		Annual Rate of Management Fee Based on Average Daily Net Assets In Excess of $300 Million		Effective Management Fees
Capital Appreciation Variable Account	0.75%		0.675%		0.75%
Global Governments Variable Account	0.75%		0.675%		0.75%
Government Securities Variable Account	0.55%		0.495%		0.55%
High Yield Variable Account	0.75	%(a)	0.675%		0.70%
Money Market Variable Account	0.50	%(b)	0.500	%(b)	0.28	%(c)
Total Return Variable Account	0.75%		0.675%		0.75%

(a)	The investment adviser had agreed in writing to reduce its management fee to 0.70% for the first $300 million of average daily net assets. This written agreement will continue until April 30, 2010. This management fee reduction amounted to $8,164, which is shown as a reduction of total expenses in the Statement of Operations.
(b)	The investment adviser has agreed in writing to reduce its management fee to 0.45% of average daily net assets in excess of $500 million. This written agreement will continue until modified or rescinded by the variable account’s contract holders, but such agreement will continue at least until April 30, 2010. For the six months ended June 30, 2009, the variable account’s average daily net assets did not exceed $500 million, and therefore, the management fee was not reduced.
(c)	During the six months ended June 30, 2009, MFS voluntarily waived receipt of $42,080, of the fund’s management fee in order to avoid a negative yield. For the six months ended June 30, 2009, this voluntary waiver had the effect of reducing the management fee by 0.22% of average daily net assets on an annualized basis.

The investment adviser has agreed in writing to pay the variable accounts’ total annual operating expenses, exclusive of interest, taxes, brokerage commissions, and to the extent permitted, extraordinary expenses, mortality and expense risk and distribution expense risk charges, and contract maintenance charges, such that total annual operating expenses do not exceed 1.25% annually of the average daily net assets of each variable account. These agreements are contained in the investment advisory agreement between MFS and the variable accounts and may not be rescinded without shareholder approval. For the six months ended June 30, 2009, this reduction amounted to $36,711 for the Global Governments Variable

Notes to Financial Statements (unaudited) — continued

Account and is reflected as a reduction of total expenses in the Statement of Operations. Each of the other variable accounts did not exceed the limit and therefore, the investment advisor did not pay any portion of the variable accounts’ expenses under this agreement. In addition, the investment adviser has agreed in writing to pay a portion of total annual operating expenses of the variable accounts listed below, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, mortality and expense risk and distribution expense risk charges, contract maintenance charges, and investment-related expenses, such that the total annual operating expenses of these variable accounts do not exceed the expense limitations indicated below, based on the average daily net assets of such variable accounts. These written agreements will continue until April 30, 2010. For the six months ended June 30, 2009, these reductions under this agreement amounted to the following for each variable account and are reflected as a reduction of total expenses in the Statement of Operations:

	Expense Limitation	Expense Reduction
Capital Appreciation Variable Account	0.82%	$50,845
High Yield Variable Account	0.90%	24,659
Money Market Variable Account	0.65%	15,667
Total Return Variable Account	0.85%	56,310

Contract Charges – The Sponsor makes a deduction from the variable accounts at the end of each valuation period, during both the accumulation period and after annuity payments begin, for assuming the mortality and expense risks under the contracts. The rate of the deduction may be changed annually but in no event may it exceed 1.25% of the average net assets of each variable account attributable to Compass 3 contracts, or, with respect to Compass 2 contracts, 1.30% of the assets of Capital Appreciation Variable Account, Government Securities Variable Account, High Yield Variable Account, and Money Market Variable Account, or 1.25% of the assets of Global Governments Variable Account, and Total Return Variable Account attributable to such contracts.

For assuming the distribution expense risk under Compass 3 contracts, the Sponsor makes a deduction from the variable accounts at the end of each valuation period for the first seven contract years at an effective annual rate of 0.15% of the net assets of the variable accounts attributable to such contracts. Contracts are transferred from Compass 3 to Compass 3 – Level 2 in the month following the seventh contract anniversary. No deduction is made after the seventh contract anniversary. No deduction is made with respect to assets attributable to Compass 2 contracts.

Each year, on the contract anniversary, a contract maintenance charge of $25 with respect to Compass 2 contracts and $30 with respect to Compass 3 contracts is deducted from each contract’s accumulation account and paid the Sponsor to cover administrative expenses relating to the contract. After the annuity commencement date, the annual contract maintenance charge is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges (including the distribution expense charge described above applicable to Compass 3 contracts) exceed 5% of the purchase payments made under a Compass 2 contract or 9% of the purchase payments made under a Compass 3 contract.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the variable accounts. Under an administrative services agreement, each variable account partially reimburses MFS the costs incurred to provide these services. Each variable account is charged an annual fixed amount of $10,000 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2009 was equivalent to the following annual effective rate of each variable account’s average daily net assets:

	Capital Appreciation Variable Account	Global Governments Variable Account	Government Securities Variable Account	High Yield Variable Account	Money Market Variable Account	Total Return Variable Account
Percent of average daily net assets	0.0441%	0.1275%	0.0434%	0.0425%	0.0421%	0.0520%

Managers’ and Officers’ Compensation – Each variable account pays compensation to managers in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. Each variable account does not pay compensation directly to officers who are affiliated with the Investment Adviser or the Sponsor all of whom receive remuneration for their services to the variable accounts from MFS. Certain officers of the variable accounts are officers or directors of MFS, MFD (MFS Distributors, Inc.), and MFSC (MFS Service Center, Inc.).

Other – These variable accounts and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other

Notes to Financial Statements (unaudited) — continued

administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2009 the aggregate fees paid to Tarantino LLC and Griffin Compliance LLC which are included in miscellaneous expense on the Statement of Operations were as follows:

Capital Appreciation Variable Account	$949
Global Governments Variable Account	73
Government Securities Variable Account	604
High Yield Variable Account	285
Money Market Variable Account	366
Total Return Variable Account	882

Certain variable accounts may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(5)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
Capital Appreciation Variable Account	$20,755,138	$28,500,577
Global Governments Variable Account	3,721,101	4,285,205
Government Securities Variable	2,022,975	1,193,892
High Yield Variable Account	9,562,038	10,089,927
Total Return Variable Account	16,590,692	20,507,366

Purchases and sales of investments for the Money Market Variable Account, exclusive of securities subject to repurchase agreements, aggregated $1,374,836,554 and $1,353,279,620, respectively.

Purchases and sales of U.S government securities, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
Global Governments Variable Account	$1,018,054	$1,089,606
Government Securities Variable Account	9,811,670	13,244,839
Total Return Variable Account	7,523,048	11,325,221

(6)	Participant Transactions

The changes in net assets from changes in numbers of outstanding units were as follows:

	Six Months Ended June 30, 2009 (000 Omitted)
	Purchase Payments Received				Transfers Between Variable Accounts and Fixed Accumulation Account		Withdrawals, Surrenders, Annuitizations, and Contract Charges		Net Accumulation Activity		Net Annuitization Activity	Net Increases (Decrease)
	Units		Dollars		Units	Dollars	Units	Dollars	Units	Dollars	Dollars	Dollars
Capital Appreciation Variable Account
Compass 2 Contracts	7		$299		(28)	$(1,098)	(108)	$(4,282)	(129)	$(5,081)	$(106)	$(5,187)
Compass 3 Contracts	2		54		(14)	(355)	(3)	(86)	(15)	(387)	(1)	(388)
Compass 3 – Level 2 Contracts	15		163		(18)	(191)	(222)	(2,440)	(225)	(2,468)	(8)	(2,476)

			$516			$(1,644)		$(6,808)		$(7,936)	$(115)	$(8,051)

Global Governments Variable Account
Compass 2 Contracts	0	*	$0	*	1	$17	(4)	$(119)	(3)	$(102)	$(2)	$(104)
Compass 3 Contracts	0	*	7		(1)	(23)	(1)	(40)	(2)	(56)	(2)	(58)
Compass 3 – Level 2 Contracts	1		8		4	77	(23)	(385)	(18)	(300)	(9)	(309)

			$15			$71		$(544)		$(458)	$(13)	$(471)

*	Amount less than $500

Notes to Financial Statements (unaudited) — continued

	Six Months Ended June 30, 2009 (000 Omitted)
	Purchase Payments Received			Transfers Between Variable Accounts and Fixed Accumulation Account		Withdrawals, Surrenders, Annuitizations, and Contract Charges		Net Accumulation Activity		Net Annuitization Activity	Net Increases (Decrease)
	Units		Dollars	Units	Dollars	Units	Dollars	Units	Dollars	Dollars	Dollars
Government Securities Variable Account
Compass 2 Contracts	4		$187	(3)	$(147)	(72)	$(3,182)	(71)	$(3,142)	$(125)	$(3,267)
Compass 3 Contracts	0	*	11	(1)	(51)	(4)	(121)	(5)	(161)	—	(161)
Compass 3 – Level 2 Contracts	3		59	18	323	(63)	(1,143)	(42)	(761)	(2)	(763)

			$257		$125		$(4,446)		$(4,064)	$(127)	$(4,191)

High Yield Variable Account
Compass 2 Contracts	3		$99	(26)	$(854)	(45)	$(1,388)	(68)	$(2,143)	$(45)	$(2,188)
Compass 3 Contracts	0	*	8	(1)	(22)	(2)	(52)	(3)	(66)	(1)	(67)
Compass 3 – Level 2 Contracts	2		15	(3)	(19)	(47)	(567)	(48)	(571)	(1)	(572)

			$122		$(895)		$(2,007)		$(2,780)	$(47)	$(2,827)

Money Market Variable Account
Compass 2 Contracts	2		$42	66	$1,428	(79)	$(1,720)	(11)	$(250)	$(17)	$(267)
Compass 3 Contracts	1		13	(10)	(172)	(4)	(77)	(13)	(236)	(1)	(237)
Compass 3 – Level 2 Contracts	7		99	(9)	127	(205)	(2,744)	(207)	(2,518)	(2)	(2,520)

			$154		$1,383		$(4,541)		$(3,004)	$(20)	$(3,024)

Total Return Variable Account
Compass 2 Contracts	2		$64	(30)	$(1,123)	(55)	$(2,086)	(83)	$(3,145)	$(44)	$(3,189)
Compass 3 Contracts	1		51	(10)	(383)	(6)	(247)	(15)	(579)	(1)	(580)
Compass 3 – Level 2 Contracts	19		355	(57)	(975)	(224)	(4,131)	(262)	(4,751)	(19)	(4,770)

			$470		$(2,481)		$(6,464)		$(8,475)	$(64)	$(8,539)

	Year Ended December 31, 2008 (000 Omitted)
	Purchase Payments Received			Transfers Between Variable Accounts and Fixed Accumulation Account		Withdrawals, Surrenders, Annuitizations, and Contract Charges		Net Accumulation Activity		Net Annuitization Activity	Net Increases (Decrease)
	Units		Dollars	Units	Dollars	Units	Dollars	Units	Dollars	Dollars	Dollars
Capital Appreciation Variable Account
Compass 2 Contracts	19		$972	(37)	$(2,055)	(201)	$(10,970)	(219)	$(12,053)	$(215)	$(12,268)
Compass 3 Contracts	10		345	(31)	(1,157)	(6)	(232)	(27)	$(1,044)	(0)*	(1,044)
Compass 3 – Level 2 Contracts	96		1,410	2	87	(434)	(6,334)	(336)	(4,837)	(29)	(4,866)

			$2,727		$(3,125)		$(17,536)		$(17,934)	$(244)	$(18,178)

Global Governments Variable Account
Compass 2 Contracts	1		$22	9	$298	(4)	$(122)	6	$198	$(3)	$195
Compass 3 Contracts	1		40	(2)	(66)	(3)	(100)	(4)	(126)	0 *	(126)
Compass 3 – Level 2 Contracts	4		71	4	59	(34)	(554)	(26)	(424)	(7)	(431)

			$133		$291		$(776)		$(352)	$(10)	$(362)

Government Securities Variable Account
Compass 2 Contracts	10		$428	34	$1,431	(162)	$(6,763)	(118)	$(4,904)	$(293)	$(5,197)
Compass 3 Contracts	3		82	(8)	(235)	(3)	(71)	(8)	(224)	—	(224)
Compass 3 – Level 2 Contracts	16		266	35	581	(109)	(1,857)	(58)	(1,010)	(4)	(1,014)

			$776		$1,777		$(8,691)		$(6,138)	$(297)	$(6,435)

High Yield Variable Account
Compass 2 Contracts	7		$276	(8)	$(514)	(96)	$(3,512)	(97)	$(3,750)	$(128)	$(3,878)
Compass 3 Contracts	4		97	(8)	(207)	(3)	(94)	(7)	(204)	(0)*	(204)
Compass 3 – Level 2 Contracts	14		199	65	795	(100)	(1,457)	(21)	(463)	(5)	(468)

			$572		$74		$(5,063)		$(4,417)	$(133)	$(4,550)

*	Amount less than $500

Notes to Financial Statements (unaudited) — continued

	Year Ended December 31, 2008 (000 Omitted)
	Purchase Payments Received		Transfers Between Variable Accounts and Fixed Accumulation Account		Withdrawals, Surrenders, Annuitizations, and Contract Charges		Net Accumulation Activity		Net Annuitization Activity	Net Increases (Decrease)
	Units	Dollars	Units	Dollars	Units	Dollars	Units	Dollars	Dollars	Dollars
Money Market Variable Account
Compass 2 Contracts	5	$118	49	$1,073	(149)	$(3,238)	(94)	$(2,047)	$(43)	(2,090)
Compass 3 Contracts	8	141	(22)	(404)	(4)	(74)	(19)	(337)	(0)*	(337)
Compass 3 – Level 2 Contracts	41	547	97	1,299	(336)	(4,500)	(198)	(2,654)	(24)	(2,678)

		$806		$1,968		$(7,812)		$(5,038)	$(67)	$(5,105)

Total Return Variable Account
Compass 2 Contracts	18	$868	(49)	$(2,225)	(110)	$(5,256)	(141)	$(6,613)	$(151)	$(6,764)
Compass 3 Contracts	10	461	(32)	(1,478)	(11)	(531)	(33)	(1,548)	(0)*	(1,548)
Compass 3 – Level 2 Contracts	76	1,693	(78)	(1,515)	(542)	(12,063)	(544)	(11,885)	(66)	(11,951)

		$3,022		$(5,218)		$(17,850)		$(20,046)	$(217)	$(20,263)

*	Amount less than $500

(7)	Line of Credit

The variable accounts and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2009, the variable accounts’ commitment fee and interest expense are included in miscellaneous expense on the Statement of Operations and were as follows:

	Commitment fee	Interest Expense
Capital Appreciation Variable Account	$614	$—
Global Governments Variable Account	48	—
Government Securities Variable Account	398	—
High Yield Variable Account	183	—
Money Market Variable Account	238	—
Total Return Variable Account	570	—

(8)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the variable account owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the variable accounts assume the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each of the variable accounts’ transactions in the MFS Institutional Money Market Portfolio for the six months ended June 30, 2009, are as follows:

	Underlying Funds – MFS Institutional Money Market Portfolio
	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
Capital Appreciation Variable Account	—	7,922,068	(6,394,833)	1,527,235
Global Governments Variable Account	—	2,439,914	(1,795,984)	643,930
Government Securities Variable Account	—	11,152,668	(9,611,562)	1,541,106
High Yield Variable Account	—	7,104,729	(6,168,017)	936,712
Total Return Variable Account	—	13,156,980	(10,880,132)	2,276,848

	Underlying Funds – MFS Institutional Money Market Portfolio
	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Capital Appreciation Variable Account	$—	$—	$1,491	$1,527,235
Global Governments Variable Account	$—	$—	$699	$643,930
Government Securities Variable Account	$—	$—	$1,161	$1,541,106
High Yield Variable Account	$—	$—	$914	$936,712
Total Return Variable Account	$—	$—	$1,095	$2,276,848

Investment Adviser

Massachusetts Financial Services Company

500 Boylston Street, Boston, MA 02116-3741

Custodian

State Street Bank and Trust

1 Lincoln Street, Boston, MA 02111-2900

Board Review of Investment Advisory Agreement

A discussion regarding the Board’s most recent review and renewal of each variable account’s Investment Advisory Agreement with MFS will be available on or about November 1, 2009 by clicking on the variable account’s name under “Compass” in the “Products and Performance” section of the MFS Web site (mfs.com).

Proxy Voting Policies and Information

A general description of the variable accounts’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s website at http://www.sec.gov.

Information regarding how the accounts voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The accounts will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The accounts’ Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

Washington, D.C. 20549 0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The accounts’ Form N-Q is available on the EDGAR database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfor@sec.gov or by writing the Public Reference Section at the above address.

Further Information

From time to time, MFS may post important information about a variable account or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the variable account’s name under “Compass” in the “Products and Performance” section of mfs.com.

cous-sem-8/09

Sun Life Financial Distributors Inc.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HIGH YIELD VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: August 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: August 18, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 18, 2009

*	Print name and title of each signing officer under his or her signature.